UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 21.1%
Banks — 4.0%
ANZ Capital Trust II(a)(b)
	$3,500,000	5.360%		12/15/49	$2,959,291
Associates Corp. NA(c)
	2,000,000	8.550		07/15/09	2,000,698
Astoria Financial Corp.(a)
	4,050,000	5.750		10/15/12	3,637,528
Bank of America Corp.
	3,250,000	5.750		12/01/17	2,893,891
	1,675,000	7.625		06/01/19	1,682,472
Capital One Bank USA NA
	4,550,000	8.800		07/15/19	4,648,389
Citigroup, Inc.
	1,000,000	5.875		05/29/37	781,378
JPMorgan Chase & Co.
	2,300,000	6.000		01/15/18	2,296,287
	1,200,000	7.900	(a)(d)	04/30/49	1,032,000
MUFG Capital Finance 1 Ltd.(a)(d)
	4,650,000	6.346		07/25/49	3,952,500
PNC Bank NA
	3,075,000	6.875		04/01/18	3,166,322
Resona Bank Ltd.(a)(b)(d)
	3,500,000	5.850		04/15/49	2,485,000
EUR	2,675,000	4.125		09/27/49	2,626,835
Royal Bank of Scotland Group PLC(a)
	$4,500,000	9.118		03/31/49	3,667,500
Santander Issuances SA Unipersonal(a)(b)(d)
	1,600,000	5.805		06/20/16	1,287,008
Sovereign Bank(a)(d)
	250,000	2.738		08/01/13	188,600
The Charles Schwab Corp.
	4,025,000	4.950		06/01/14	4,094,130
Wachovia Bank NA
	2,275,000	6.600		01/15/38	2,217,711
Wachovia Corp.
	3,975,000	5.500		05/01/13	4,110,276
Wells Fargo Capital XIII(a)(d)
	4,425,000	7.700		03/26/49	3,672,750

					53,400,566

Brokerage — 2.5%
Bear Stearns & Co., Inc.
	4,775,000	6.400		10/02/17	4,812,719
	10,100,000	7.250		02/01/18	10,711,508
Merrill Lynch & Co., Inc.
	2,950,000	6.400		08/28/17	2,611,517
	6,100,000	6.875		04/25/18	5,548,357
Morgan Stanley & Co.(a)
	3,000,000	5.300		03/01/13	3,040,702
	6,125,000	6.625		04/01/18	6,077,036
	750,000	7.300		05/13/19	777,713

					33,579,552

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Captive Financial — 0.4%
International Lease Finance Corp.
$2,625,000	4.950%	02/01/11	$2,257,500
Nelnet, Inc.(a)
2,580,000	5.125	06/01/10	2,532,396

			4,789,896

Chemicals(a) — 0.2%
The Dow Chemical Co.
2,900,000	7.600	05/15/14	2,987,003

Consumer Products(a) — 0.2%
Whirlpool Corp.
1,025,000	8.000	05/01/12	1,060,849
1,375,000	8.600	05/01/14	1,436,875

			2,497,724

Electric(a) — 1.8%
Arizona Public Service Co.
2,590,000	5.800	06/30/14	2,605,745
1,625,000	6.250	08/01/16	1,600,096
Commonwealth Edison Co.
2,400,000	5.875	02/01/33	2,300,177
2,725,000	5.900	03/15/36	2,614,242
MidAmerican Energy Holdings Co.
3,575,000	6.125	04/01/36	3,533,299
Nevada Power Co.
3,000,000	7.125	03/15/19	3,206,061
NiSource Finance Corp.(d)
5,000,000	1.231	11/23/09	4,960,295
Progress Energy, Inc.
3,075,000	7.050	03/15/19	3,411,712

			24,231,627

Energy(a) — 0.1%
EQT Corp.
630,000	8.125	06/01/19	674,332

Entertainment — 0.2%
Time Warner Entertainment Co.
2,175,000	8.375	03/15/23	2,382,135

Environmental(a) — 0.3%
Waste Management, Inc.
3,275,000	7.375	03/11/19	3,509,565

Food & Beverage(a)(b) — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
5,725,000	7.750	01/15/19	6,261,181

Gaming — 0.2%
International Game Technology
2,125,000	7.500	06/15/19	2,144,083

Health Care — Services(a) — 0.2%
Express Scripts, Inc.
1,525,000	5.250	06/15/12	1,575,560

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services(a) — (continued)
$1,475,000	6.250%	06/15/14	$1,560,709

			3,136,269

Life Insurance — 0.4%
Americo Life, Inc.(a)(b)
1,600,000	7.875	05/01/13	1,044,217
MetLife Capital Trust X(a)(b)(d)
2,000,000	9.250	04/08/38	1,756,638
Phoenix Life Insurance Co.(a)(b)
3,200,000	7.150	12/15/34	800,000
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	546,938
Symetra Financial Corp.(a)(b)(d)
3,100,000	8.300	10/15/37	1,340,750

			5,488,543

Media-Cable — 1.1%
Comcast Cable Communications Holdings, Inc.
3,345,000	8.375	03/15/13	3,741,810
2,050,000	9.455	11/15/22	2,396,749
Cox Communications, Inc.(a)(b)
5,050,000	5.875	12/01/16	4,952,661
Rogers Communications, Inc.(a)
2,000,000	6.800	08/15/18	2,144,052
Time Warner Cable, Inc.(a)
1,375,000	8.250	04/01/19	1,560,099
150,000	6.550	05/01/37	144,167

			14,939,538

Media-Non Cable(a) — 0.4%
Thomson Reuters Corp.
4,950,000	6.500	07/15/18	5,151,564

Metals & Mining — 0.2%
ArcelorMittal
2,950,000	9.850	06/01/19	3,183,675

Noncaptive-Financial — 0.8%
General Electric Capital Corp.
1,300,000	6.000	06/15/12	1,366,547
HSBC Finance Corp.
5,875,000	5.700	06/01/11	5,928,885
SLM Corp.
4,300,000	5.400	10/25/11	3,867,377

			11,162,809

Pipelines(a) — 2.4%
Boardwalk Pipelines LP
4,400,000	5.875	11/15/16	4,161,370
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	4,057,722

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Pipelines(a) — (continued)
Energy Transfer Partners LP
$2,925,000	6.700%		07/01/18	$2,969,672
1,825,000	9.700	(c)	03/15/19	2,094,004
Enterprise Products Operating LP
4,625,000	5.000		03/01/15	4,421,442
ONEOK Partners LP
2,900,000	6.850		10/15/37	2,739,670
Southern Natural Gas Co.(b)
1,650,000	5.900		04/01/17	1,549,992
TEPPCO Partners LP
6,225,000	5.900		04/15/13	6,157,938
TransCanada PipeLines Ltd.
2,100,000	7.625		01/15/39	2,450,914
2,350,000	6.350	(d)	05/15/67	1,660,214

				32,262,938

Property/Casualty Insurance(a) — 1.8%
Arch Capital Group Ltd.
3,200,000	7.350		05/01/34	2,400,000
Aspen Insurance Holdings Ltd.
1,525,000	6.000		08/15/14	1,441,699
CNA Financial Corp.
500,000	5.850		12/15/14	410,000
Endurance Specialty Holdings Ltd.
2,950,000	6.150		10/15/15	2,569,688
QBE Insurance Group Ltd.(b)(d)
3,150,000	5.647		07/01/23	2,235,076
Swiss Re Capital I LP(b)(d)
5,100,000	6.854		05/29/49	2,807,040
The Chubb Corp.(d)
4,225,000	6.375		03/29/67	3,380,000
White Mountains Reinsurance Group Ltd.(b)
4,900,000	6.375		03/20/17	3,726,149
ZFS Finance USA Trust I(b)(d)
4,000,000	6.150		12/15/65	3,180,000
ZFS Finance USA Trust IV(b)(d)
3,050,000	5.875		05/09/32	2,204,845

				24,354,497

Real Estate Investment Trusts(a) — 1.0%
Liberty Property LP
1,100,000	7.250		03/15/11	1,100,000
Simon Property Group LP
4,725,000	6.125		05/30/18	4,395,025
Westfield Capital Corp.(b)
3,725,000	5.125		11/15/14	3,351,047
Westfield Group(b)
4,411,000	5.400		10/01/12	4,232,809

				13,078,881

Retailers(a) — 0.7%
AutoZone, Inc.
1,300,000	5.750		01/15/15	1,296,738

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Retailers(a) — (continued)
CVS Caremark Corp.
$3,825,000	5.750%	06/01/17	$3,844,768
Marks & Spencer PLC(b)
1,320,000	6.250	12/01/17	1,093,818
3,825,000	7.125	12/01/37	2,633,699

			8,869,023

Tobacco — 0.3%
Philip Morris International, Inc.
3,725,000	5.650	05/16/18	3,904,519

Wireless Telecommunications(a)(b) — 0.2%
Verizon Wireless
2,550,000	8.500	11/15/18	3,047,487

Wirelines Telecommunications(a) — 1.2%
AT&T, Inc.
3,750,000	5.800	02/15/19	3,807,401
3,675,000	6.400	05/15/38	3,597,502
Telecom Italia Capital
3,350,000	7.721	06/04/38	3,411,452
Telecom Italia Capital SA
1,225,000	4.950	09/30/14	1,164,609
Verizon Communications, Inc.
4,125,000	6.400	02/15/38	4,063,895

			16,044,859

TOTAL CORPORATE BONDS			$281,082,266

Mortgage-Backed Obligations — 60.0%
Adjustable Rate Non-Agency(d) — 13.9%
American Home Mortgage Assets Series 2007-1, Class A1
$19,691,781	2.040%	02/25/47	$6,478,710
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
67,289	4.869	08/25/33	56,132
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
2,161,544	4.271	04/25/34	1,532,104
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
7,064,777	5.084	06/25/35	4,248,791
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2, Class 3A2
655,593	5.750	07/25/36	348,346
Bear Stearns Alt-A Trust Series 2005-8, Class 11A1
1,975,706	0.584	10/25/35	1,005,362
Bear Stearns Mortgage Funding Trust Series 2006-AR2, Class 1A1
17,878,876	0.514	09/25/46	6,786,407
Chase Mortgage Finance Corp. Series 2007-A1, Class 1A3
8,310,633	4.747	02/25/37	7,126,645
Chase Mortgage Finance Corp. Series 2007-A1, Class 4A1
3,270,710	4.564	02/25/37	2,754,058
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
2,007,882	4.141	02/25/37	1,669,211

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Countrywide Home Loan Trust Series 2003-37, Class 1A1
$48,793	5.420%	08/25/33	$31,330
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
5,707,454	4.789	04/20/35	4,368,991
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
2,362,552	4.515	11/20/34	1,733,399
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
9,366,489	4.891	08/20/35	5,258,525
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
58,992	4.700	03/25/33	34,023
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
5,676,549	0.603	10/19/45	2,576,722
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
844,539	4.750	12/25/34	719,495
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
2,660,957	4.700	06/25/34	2,081,168
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
8,655,793	0.623	11/19/35	3,921,802
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
6,061,817	5.725	12/19/35	3,035,188
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,446,175	0.553	01/19/36	666,644
Impac CMB Trust Series 2005-06, Class 1A1
6,034,684	0.564	10/25/35	2,726,681
Impac Secured Assets Corp. Series 2005-2, Class A1W
6,153,498	0.564	03/25/36	2,790,759
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
4,364,896	5.222	08/25/35	2,167,927
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
4,834,696	5.302	09/25/35	2,480,410
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
7,901,610	0.524	05/25/46	3,091,601
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
5,028,552	4.254	07/25/35	4,218,355
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
1,983,671	4.741	07/25/35	1,589,555
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
1,279,520	4.140	07/25/35	1,028,181
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
5,200,364	4.773	07/25/35	4,178,567
Lehman XS Trust Series 2005-5N, Class 3A1A
7,385,153	0.614	11/25/35	3,165,695
Lehman XS Trust Series 2005-7N, Class 1A1A
223,877	0.584	12/25/35	101,407
Lehman XS Trust Series 2005-9N, Class 1A1
8,374,714	0.584	02/25/36	3,614,531
Luminent Mortgage Trust Series 2006-2, Class A1A
8,169,746	0.514	02/25/46	3,152,491
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
31,419	0.694	11/25/34	22,559

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
$2,949,044	2.190%	12/25/46	$818,068
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
2,794,620	2.116	11/25/29	2,205,682
Mortgage IT Trust Series 2005-AR1, Class 1A1
7,534,665	0.564	11/25/35	3,350,436
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
7,216,366	2.340	01/25/46	3,246,209
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
22,605,682	6.540	11/25/37	6,290,926
Sequoia Mortgage Trust Series 2003-4, Class 1A2
1,941,793	1.919	07/20/33	1,495,838
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
3,110,541	3.766	05/25/34	2,482,057
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
1,363,010	5.192	09/25/34	878,518
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
6,106,103	5.355	11/25/34	4,110,892
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
12,973,916	0.544	02/25/36	5,173,463
Structured Asset Mortgage Investments, Inc. Series 2006-AR2, Class A1
7,253,237	0.544	02/25/36	2,873,677
Structured Asset Securities Corp. Series 2003-26A, Class 3A5
3,714,019	4.452	09/25/33	2,494,849
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
2,646,404	3.797	12/25/33	1,934,694
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
18,205,236	0.434	09/25/46	16,203,650
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
151,981	4.543	02/25/33	106,696
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
3,804,099	3.144	06/25/34	3,048,648
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1
8,138,486	0.604	10/25/45	4,513,087
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR15, Class A1A1
9,421,188	0.574	11/25/45	5,294,923
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR17, Series A1A1
7,165,904	0.584	12/25/45	4,007,423
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR09, Class 2A
18,988,984	2.180	11/25/46	6,536,179

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
$3,517,077	2.260%	09/25/46	$1,270,631
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A2, Class 1A
6,068,244	2.040	03/25/47	2,037,838
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
19,735,284	6.590	12/28/37	10,098,730
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
5,052,479	4.076	10/25/35	4,045,620

			185,280,506

Collateralized Mortgage Obligations — 2.4%
Interest Only(e) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
868,000	5.500	04/25/33	99,551
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(d)(f)
285,689	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(d)(f)
1,247,716	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(d)(f)
1,718,661	0.000	08/25/33	2
FNMA REMIC Series 2004-47, Class EI(d)(f)
4,479,810	0.000	06/25/34	45,142
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(d)
8,438,315	0.750	06/25/33	50,799

			195,495

Inverse Floaters(d) — 0.1%
GNMA Series 2001-48, Class SA
146,044	25.454	10/16/31	191,540
GNMA Series 2001-51, Class SA
276,235	31.121	10/16/31	379,871
GNMA Series 2001-51, Class SB
285,474	25.454	10/16/31	364,639
GNMA Series 2001-59, Class SA
52,276	25.291	11/16/24	69,006
GNMA Series 2002-11, Class SA
145,214	36.082	02/16/32	196,542
GNMA Series 2002-13, Class SB
338,948	36.082	02/16/32	507,166

			1,708,764

Inverse Floating Rate — Interest Only(d)(e) — 0.0%
FNMA REMIC Series 2003-46, Class BS
6,565,472	7.386	04/25/17	440,365

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Planned Amortization Class — 0.4%
FHLMC REMIC Series 2639, Class UL
$216,792	4.750%	03/15/22	$224,104
FHLMC REMIC Series 2681, Class PC
895,051	5.000	01/15/19	912,630
FHLMC REMIC Series 2775, Class MC
1,127,335	5.000	08/15/27	1,161,330
FHLMC REMIC Series 2949, Class WV
2,000,000	5.000	12/15/20	2,037,961
FNMA REMIC Series 2003-134, Class ME
279,980	4.500	06/25/33	285,105
FNMA REMIC Series 2004-64, Class BA
186,301	5.000	03/25/34	190,253

			4,811,383

Regular Floater(d) — 1.4%
FHLMC REMIC Series 3013, Class XH(f)
545,860	0.000	08/15/35	560,729
FHLMC REMIC Series 3038, Class XA(f)
394,116	0.000	09/15/35	368,815
FHLMC REMIC Series 3138, Class X(f)
41,217	0.000	04/15/36	39,719
FHLMC REMIC Series 3273, Class TC(f)
428,879	0.000	02/15/37	392,244
FHLMC REMIC Series 3292, Class WA(f)
1,107,454	0.000	07/15/36	1,062,872
FHLMC REMIC Series 3325, Class SX(f)
1,279,150	0.000	06/15/37	1,128,368
FNMA REMIC Series 2004-62, Class DI(e)(f)
2,022,579	0.000	07/25/33	28,577
FNMA REMIC Series 2004-71, Class DI(e)(f)
4,566,071	0.000	04/25/34	205,812
FNMA REMIC Series 2006-48, Class VF
395,613	0.664	02/25/20	393,779
FNMA REMIC Series 2006-81, Class LF(f)
151,818	0.000	09/25/36	149,737
FNMA REMIC Series 2007-27, Class XA(f)
195,187	0.000	05/25/35	190,018
FNMA REMIC Series 2007-53, Class UF(f)
67,295	0.000	06/25/37	63,724
FNMA REMIC Series 2007-56, Class GY(f)
257,334	0.000	06/25/37	314,292
FNMA REMIC Series 2008-22, Class FD
13,161,214	1.154	04/25/48	13,082,688

			17,981,374

Sequential Fixed Rate — 0.5%
Countrywide Alternative Loan Trust Series 2005-J11, Class 2A1
3,963,057	6.000	10/25/35	2,345,790
Countrywide Alternative Loan Trust Series 2006-5T2, Class A3
4,777,581	6.000	04/25/36	3,078,321
FHLMC REMIC Series 2664, Class MA
305,644	5.000	04/15/30	315,870
FHLMC REMIC Series 2796, Class AB
131,410	5.500	10/15/31	135,805

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA REMIC Series 2005-103, Class DA
$310,949	5.000%	06/25/16	$313,017

			6,188,803

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$31,326,184

Commercial Mortgage-Backed Securities — 5.5%
Agency — 0.4%
FNMA
1,200,283	7.040	08/01/15	1,364,759
2,641,836	6.460	12/01/28	2,882,548
FNMA Series 2001-M2, Class C(d)
1,434,769	6.300	09/25/15	1,510,172

			5,757,479

Interest Only(b)(d)(e) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
21,296,821	1.760	11/15/36	89,562

Sequential Fixed Rate — 5.1%
Commercial Mortgage Pass-Through Certificates Series 2006-C7, Class A4
15,000,000	5.768	06/10/46	12,696,659
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
15,346,130	7.202	10/15/32	15,695,207
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	15,353,328
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	7,868,675
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	9,092,756
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,000,000	5.156	02/15/31	5,102,301
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
1,486,596	7.560	11/15/31	1,486,346

			67,295,272

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$73,142,313

Federal Agencies — 38.2%
Adjustable Rate FNMA(d) — 2.3%
28,088	3.218	06/01/33	28,642
3,546,334	4.167	07/01/34	3,658,650
11,887,204	4.498	09/01/34	12,205,151
8,926,780	3.848	05/01/35	9,211,633
5,067,330	3.601	06/01/35	5,180,104

			30,284,180

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — 8.3%
$112,684	5.000%	12/01/12	$118,078
12,366	5.500	07/01/13	13,006
93,305	5.500	12/01/13	98,136
1,039,710	6.500	12/01/13	1,095,666
71,328	4.000	02/01/14	72,024
32,501	5.500	02/01/14	34,184
1,147,408	4.000	03/01/14	1,158,610
224,844	4.000	04/01/14	227,038
7,636	5.500	06/01/14	8,044
34,491	5.500	09/01/14	35,936
1,909	7.000	10/01/14	2,030
346,260	6.000	12/01/14	363,240
17,286	7.000	05/01/15	18,398
54,355	8.000	07/01/15	58,140
11,778	7.000	02/01/16	12,629
27,206	7.000	03/01/16	29,007
398,952	7.500	05/01/16	425,516
1,859	7.000	10/01/17	2,044
1,782,356	4.500	05/01/18	1,849,129
384,562	4.500	06/01/18	398,969
1,558,210	4.500	09/01/18	1,616,586
1,235,065	4.500	10/01/18	1,281,334
1,130,218	5.000	10/01/18	1,183,540
1,592,266	4.500	11/01/18	1,651,917
1,296,824	4.500	12/01/18	1,345,407
3,575,694	5.000	12/01/18	3,744,391
474,669	4.500	01/01/19	492,452
1,229,601	4.500	03/01/19	1,273,355
5,632,767	4.500	06/01/19	5,843,787
464,439	5.000	06/01/19	485,414
2,486,535	4.500	02/01/20	2,572,173
2,472,029	5.000	06/01/20	2,583,673
3,463,702	5.000	07/01/20	3,608,919
2,596,229	4.500	10/01/23	2,614,031
414,919	5.500	10/01/25	431,065
585,025	5.500	11/01/25	607,791
47,745	7.000	06/01/26	52,184
59,366	7.500	03/01/27	65,890
57,462	7.500	12/01/30	62,756
41,737	7.500	01/01/31	45,581
396,233	6.500	10/01/33	424,251
1,234,066	5.000	11/01/35	1,260,049
3,883,909	5.000	12/01/35	3,965,637
3,449	5.500	02/01/36	3,567
1,012,016	5.000	03/01/36	1,033,323
10,740,568	5.000	04/01/36	10,966,707
70,413	6.000	10/01/36	73,627
117,048	6.000	11/01/36	122,391
20,804	6.000	12/01/36	21,754
17,002	5.500	01/01/37	17,584
81,972	5.500	03/01/37	84,738
339,590	5.500	04/01/37	351,061
37,839	6.000	04/01/37	39,890
59,843	6.000	05/01/37	62,528
35,946	5.500	06/01/37	37,175
66,130	6.000	06/01/37	69,097
530,740	5.500	07/01/37	548,648

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$10,879	6.000%	07/01/37	$11,461
41,655	5.500	08/01/37	43,060
353,223	5.500	09/01/37	365,141
523,349	6.000	09/01/37	551,214
560,801	6.000	11/01/37	585,960
496,372	5.500	12/01/37	513,119
686,637	5.500	02/01/38	709,804
805,508	5.500	04/01/38	832,641
125,360	6.000	04/01/38	130,984
472,762	5.500	05/01/38	488,686
893,301	6.000	05/01/38	933,327
3,962,748	5.500	06/01/38	4,096,226
402,744	6.000	07/01/38	424,246
108,126	6.000	09/01/38	112,971
244,621	6.500	09/01/38	260,245
201,787	5.500	10/01/38	208,584
27,671	6.000	10/01/38	29,175
9,240,222	6.000	11/01/38	9,736,523
946,284	5.500	12/01/38	982,915
516,520	6.000	12/01/38	544,586
245,722	6.000	01/01/39	259,073
131,330	6.000	02/01/39	137,214
60,481	5.500	04/01/39	62,512
31,000,000	5.000	06/01/39	31,570,352

			110,254,116

FNMA — 25.8%
267,160	8.500	10/01/15	283,756
7,924	7.000	01/01/16	8,400
420,961	6.000	12/01/16	448,707
5,610,036	5.000	10/01/17	5,851,912
36,942,934	5.000	12/01/17	38,537,222
1,039,707	5.000	01/01/18	1,087,038
3,439,798	5.000	02/01/18	3,602,442
1,035,828	5.000	04/01/18	1,084,797
5,357,270	4.500	05/01/18	5,558,003
783,197	5.000	05/01/18	820,223
15,094,422	4.500	06/01/18	15,658,903
579,947	5.000	06/01/18	607,364
4,213,919	4.000	07/01/18	4,297,782
10,435,096	4.500	07/01/18	10,826,035
2,143,057	4.000	08/01/18	2,185,706
2,196,698	4.500	08/01/18	2,278,987
57,862	6.000	08/01/18	61,330
18,730,077	4.000	09/01/18	19,112,792
4,333,029	4.500	09/01/18	4,495,397
144,496	4.500	10/01/18	149,908
4,239	6.500	10/01/18	4,560
438,803	4.500	01/01/19	455,253
607,901	4.500	03/01/19	630,689
1,970,443	5.000	04/01/19	2,063,595
144,360	5.000	05/01/19	150,886
302,094	4.500	06/01/19	312,502
221,178	5.000	06/01/19	231,634
190,966	4.500	07/01/19	197,821
175,407	4.500	08/01/19	181,450
6,834,079	6.000	09/01/19	7,286,409

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$290,139	5.000%	11/01/19	$303,254
540,567	5.000	12/01/19	566,122
3,756,544	4.500	04/01/20	3,897,367
8,551,422	6.000	12/01/20	9,117,420
280,123	6.000	03/01/21	297,087
276,357	6.000	06/01/21	292,870
347,669	6.000	08/01/21	368,443
656,303	6.000	10/01/22	694,917
1,510,950	5.500	09/01/23	1,586,661
279,590	5.500	10/01/23	294,225
601,310	7.000	08/01/27	654,064
21,628	6.500	09/01/27	23,140
1,710,488	7.000	03/01/28	1,860,786
16,966	6.500	05/01/28	18,154
545	5.500	04/01/29	566
23,364	7.500	12/01/30	25,322
118,804	8.000	01/01/31	128,719
63,585	8.000	02/01/31	69,067
407,546	7.000	03/01/31	446,136
91,658	5.000	12/01/31	94,284
4,798,972	5.500	12/01/32	4,984,136
993,558	5.500	03/01/33	1,030,961
6,401,645	5.000	05/01/33	6,549,434
797,554	5.500	05/01/33	827,579
320,665	5.000	06/01/33	328,267
134,997	5.500	06/01/33	140,079
397,347	5.000	07/01/33	406,557
1,598,438	5.500	07/01/33	1,658,613
822,668	5.000	08/01/33	841,659
401,994	5.000	09/01/33	411,275
51,971	5.500	09/01/33	53,914
14,646	6.500	09/01/33	15,715
1,051,360	5.000	10/01/33	1,075,632
776,317	5.000	11/01/33	794,239
30,291	5.000	12/01/33	30,990
31,575	5.000	01/01/34	32,304
428,718	5.000	02/01/34	438,616
65,874	5.500	02/01/34	68,327
527,653	5.000	03/01/34	539,835
316,774	5.000	04/01/34	324,087
3,267,486	5.500	04/01/34	3,393,564
35,492	5.500	05/01/34	36,806
765,661	5.500	06/01/34	794,485
65,037	5.000	07/01/34	66,539
17,907	5.500	08/01/34	18,607
1,198	5.500	10/01/34	1,244
729,790	5.500	12/01/34	756,843
2,501	6.000	12/01/34	2,629
63,683	5.500	04/01/35	65,981
51,468	5.500	07/01/35	53,327
650,934	6.000	07/01/35	684,320
1,953	5.500	08/01/35	2,029
89,288	5.500	09/01/35	92,584
23,485	5.500	10/01/35	24,333
8,754	5.500	12/01/35	9,097
2,259	5.500	02/01/36	2,341
1,996,127	5.500	03/01/36	2,068,876
231,845	6.000	03/01/36	243,591
43,789	6.000	04/01/36	45,870

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$10,600,000	5.500%	09/01/36	$11,004,539
42,926	6.000	09/01/36	44,966
2,948	5.500	10/01/36	3,049
70,070	6.000	10/01/36	73,400
1,877,439	6.000	11/01/36	1,966,653
73,578	5.500	12/01/36	76,401
48,279	6.000	12/01/36	50,573
163,721	5.500	01/01/37	169,374
2,701,766	6.000	01/01/37	2,830,317
62,830	5.500	02/01/37	65,253
434,208	6.000	02/01/37	454,434
207,051	5.500	03/01/37	214,537
3,222,107	6.000	03/01/37	3,380,888
1,153,909	5.500	04/01/37	1,195,053
4,645,135	6.000	04/01/37	4,872,276
3,283,920	5.500	05/01/37	3,400,940
1,148,431	6.000	05/01/37	1,201,990
238,165	5.500	06/01/37	246,515
527,742	6.000	06/01/37	552,460
27,986	5.000	07/01/37	28,632
164,247	5.500	07/01/37	170,085
635,428	6.000	07/01/37	665,028
37,256	5.500	08/01/37	38,525
555,280	6.000	08/01/37	581,386
6,165	5.500	09/01/37	6,373
868,579	6.000	09/01/37	908,654
409,151	5.500	10/01/37	423,807
73,280	6.000	10/01/37	76,798
133,362	6.000	11/01/37	139,575
9,172	5.500	12/01/37	9,489
145,401	6.000	12/01/37	152,875
755,707	5.500	01/01/38	783,171
887,106	6.000	01/01/38	928,430
299,551	5.000	02/01/38	304,220
661,765	5.500	02/01/38	685,351
96,609	6.000	02/01/38	101,549
5,225,898	5.500	03/01/38	5,408,806
58,511	6.000	03/01/38	61,530
6,184,719	5.500	04/01/38	6,405,769
1,732,373	5.500	05/01/38	1,797,807
3,831,425	6.000	05/01/38	4,021,263
4,244,306	5.500	06/01/38	4,393,729
63,031	6.000	06/01/38	66,164
4,211,877	5.500	07/01/38	4,363,539
181,641	6.000	07/01/38	190,581
566,969	5.500	08/01/38	587,288
710,562	6.000	08/01/38	746,142
1,149,387	5.500	09/01/38	1,194,181
203,914	6.000	09/01/38	213,608
588,483	5.500	10/01/38	608,870
12,488,107	6.000	10/01/38	13,111,858
477,161	5.500	11/01/38	496,060
793,021	6.000	11/01/38	832,703
916,504	5.500	12/01/38	948,484
2,291,338	6.000	12/01/38	2,397,586
3,939,621	5.500	01/01/39	4,090,289
1,126,177	6.000	01/01/39	1,178,367
65,902	5.500	02/01/39	68,274

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$80,390	5.500%	03/01/39	$83,095
30,035	5.500	04/01/39	31,046
68,042	5.500	05/01/39	70,327
5,005,042	5.000	06/01/39	5,103,384
1,000,000	5.000	07/01/39	1,019,648
4,000,000	4.000	TBA-15yr(g)	4,000,000
11,000,000	4.500	TBA-30yr(g)	10,975,932
3,000,000	5.000	TBA-30yr(g)	3,054,375
32,000,000	5.500	TBA-30yr(g)	33,030,016
17,000,000	6.000	TBA-30yr(g)	17,765,000

			344,248,679

GNMA — 1.8%
6,938,372	6.000	08/15/38	7,236,235
4,733,819	6.000	09/15/38	4,937,041
39,283	6.000	10/15/38	41,306
148,702	6.000	11/15/38	156,118
1,255,963	6.000	12/15/38	1,313,860
3,261,132	6.000	01/15/39	3,402,651
6,300,000	4.500	06/15/39	6,301,723
1,000,000	4.500	TBA-30yr(g)	998,125

			24,387,059

TOTAL FEDERAL AGENCIES			$509,174,034

TOTAL MORTGAGE-BACKED OBLIGATIONS			$798,923,037

Agency Debentures — 1.8%
FHLB
$4,600,000	5.000%	11/17/17	$4,894,924
FHLMC
9,300,000	4.750	11/17/15	10,037,620
FNMA
7,700,000	5.000	05/11/17	8,361,684
1,700,000	0.000 (h)	10/09/19	865,470
306,000	5.000	06/16/28	289,843
Small Business Administration
319,783	6.300	06/01/18	342,288

TOTAL AGENCY DEBENTURES			$24,791,829

Asset-Backed Securities — 2.4%
Credit Card — 0.2%
MBNA Master Credit Card Trust II Series 1999-J, Class A
$3,000,000	7.000%	02/15/12	$3,036,496

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — 1.9%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(b)(d)
$7,525,696	1.314%	10/25/37	$5,644,272
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(d)
3,400,000	1.564	10/25/37	960,500
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(d)
6,500,000	1.764	10/25/37	1,755,000
Countrywide Home Equity Loan Trust Series 2002-E, Class A(d)
975,879	0.579	10/15/28	477,234
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(d)
521,747	0.539	12/15/29	213,396
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(d)
15,168,688	0.469	11/15/36	5,446,712
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
1,955,660	7.000	09/25/37	876,447
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
2,515,450	7.000	09/25/37	830,635
Household Home Equity Loan Trust Series 2007-3, Class APT(d)
9,629,438	1.515	11/20/36	6,309,722
Impac CMB Trust Series 2004-08, Class 1A(d)
780,925	1.034	10/25/34	307,551
Impac CMB Trust Series 2004-10, Class 2A(d)
958,529	0.954	03/25/35	377,943
Morgan Stanley Capital, Inc. Series 2004-HE1, Class A4(d)
4,071,384	0.684	01/25/34	1,760,873

			24,960,285

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
1,269,923	8.330	04/01/30	963,124

Utilities — 0.2%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
2,454,635	7.030	03/15/12	2,521,853

TOTAL ASSET-BACKED SECURITIES			$31,481,758

Foreign Debt Obligations — 7.8%
Sovereign — 2.1%
Export Development Canada
$6,400,000	3.125%	04/24/14	$6,196,232
Ontario Province of Canada
9,700,000	4.100	06/16/14	9,892,147
Societe Financement de l’Economie Francaise(b)
11,900,000	3.375	05/05/14	11,950,889

			28,039,268

Supranational — 5.7%
European Investment Bank
14,500,000	3.000	04/08/14	14,430,850
17,600,000	3.125	06/04/14	17,637,136

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Foreign Debt Obligations — (continued)
Supranational — (continued)
Inter-American Development Bank
15,000,000	3.000%	04/22/14	$14,724,511
International Bank for Reconstruction & Development(i)
15,000,000	1.400	04/14/11	15,074,323
International Finance Corp.
15,000,000	3.000	04/22/14	14,672,355

			76,539,175

TOTAL FOREIGN DEBT OBLIGATIONS			$104,578,443

Municipal Bond — 0.0%
Ohio — 0.0%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
$67,000	5.125%	06/01/24	$54,068

Government Guarantee Obligations(j) — 4.4%
Kreditanstalt fuer Wiederaufbau MTN
$14,000,000	4.750%	05/15/12	$15,014,804
17,000,000	4.000	10/15/13	17,705,840
LeasePlan Corp. NV(b)
9,000,000	3.000	05/07/12	9,103,562
Royal Bank of Scotland Group PLC(b)
16,100,000	2.625	05/11/12	16,143,301

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$57,967,507

U.S. Treasury Obligations — 2.9%
United States Treasury Bond
$3,100,000	4.250%	05/15/39	$3,068,504
United States Treasury Inflation Protected Securities
17,755,053	1.625	01/15/15	17,671,817
2,322,980	2.500	07/15/16	2,428,966
4,416,305	3.625 (k)	04/15/28	5,374,091
United States Treasury Principal-Only STRIPS(h)
4,600,000	0.000	05/15/20	2,909,486
4,400,000	0.000	08/15/20	2,741,561
2,800,000	0.000	05/15/21	1,668,002
4,600,000	0.000	11/15/21	2,667,885
400,000	0.000	08/15/27	177,219

TOTAL U.S. TREASURY OBLIGATIONS			$38,707,531

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$1,337,586,439

Repurchase Agreement(l) — 7.2%
Joint Repurchase Agreement Account II
$95,400,000	0.073%	07/01/09	$95,400,000
Maturity Value: $95,400,193

TOTAL INVESTMENTS — 107.6%			$1,432,986,439

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%			(101,741,150)

NET ASSETS — 100.0%			$1,331,245,289

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $101,222,629, which represents approximately 7.6% of net assets as of June 30, 2009.
(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(e) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(f) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $69,823,448, which represents approximately 5.2% of net assets as of June 30, 2009.
(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2009.
(j) This debt is guaranteed under the Foreign Government Guaranteed program and is backed by the full faith and credit of the federal government of a foreign country. Total market value of these securities amounts to $57,967,507, which represents approximately 4.4% of net assets as of June 30, 2009.
(k) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(l) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RRB	— Rate Reduction Bond
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	09/16/09	$7,809,235	$7,819,048	$9,813
Australian Dollar	Sale	09/16/09	1,402,361	1,399,706	2,655
British Pound	Purchase	09/16/09	6,878,332	7,036,494	158,162
Canadian Dollar	Sale	09/16/09	1,377,000	1,330,191	46,809
Euro	Sale	07/31/09	5,442,641	5,428,669	13,972
Japanese Yen	Purchase	09/16/09	3,861,000	3,863,803	2,803
New Zealand Dollar	Purchase	09/16/09	2,511,696	2,572,400	60,704
Norwegian Krone	Purchase	09/16/09	3,371,694	3,392,592	20,898
Swedish Krona	Sale	09/16/09	1,016,000	1,009,048	6,952
Swiss Franc	Sale	09/16/09	3,474,000	3,423,254	50,746

TOTAL					$373,514

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Purchase	09/16/09	$2,005,036	$1,990,195	$(14,841)
Australian Dollar	Sale	09/16/09	605,759	616,928	(11,169)
British Pound	Purchase	09/16/09	1,043,640	1,026,479	(17,161)
British Pound	Sale	09/16/09	3,298,989	3,320,470	(21,481)
Canadian Dollar	Purchase	09/16/09	5,038,000	4,863,476	(174,524)
Euro	Sale	09/16/09	5,778,954	5,848,429	(69,475)
Japanese Yen	Purchase	09/16/09	2,043,000	2,033,445	(9,555)
Japanese Yen	Sale	09/16/09	8,850,871	9,000,761	(149,890)
New Zealand Dollar	Purchase	09/16/09	1,526,763	1,522,830	(3,933)
New Zealand Dollar	Sale	09/16/09	802,347	805,900	(3,553)
Norwegian Krone	Purchase	09/16/09	808,000	797,582	(10,418)
Swedish Krona	Sale	09/16/09	979,400	997,648	(18,248)
Swiss Franc	Purchase	09/16/09	2,025,000	1,996,933	(28,067)
Swiss Franc	Sale	09/16/09	4,672,000	4,706,848	(34,848)

TOTAL					$(567,163)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Gain (Purchase/Sale)	Date	Current Value	Current Value	Gain

Australian Dollar/Japanese Yen	09/16/09	$983,079	$976,563	$6,516
British Pound/Japanese Yen	09/16/09	1,103,793	1,103,366	427
Euro/Australian Dollar	09/16/09	1,610,257	1,593,204	17,053
Euro/British Pound	09/16/09	1,617,270	1,614,760	2,510
Euro/Canadian Dollar	09/16/09	866,845	839,362	27,483
Japanese Yen/Australian Dollar	09/16/09	2,642,980	2,640,773	2,207
Swedish Krona/Norwegian Krone	09/16/09	2,494,934	2,425,977	68,957
Swiss Franc/Canadian Dollar	09/16/09	1,545,777	1,518,575	27,202

TOTAL				$152,355

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Loss (Purchase/Sale)	Date	Current Value	Current Value	Loss

Euro/Australian Dollar	09/16/09	$3,076,038	$3,101,342	$(25,304)
Euro/New Zealand Dollar	09/16/09	2,032,458	2,058,052	(25,594)
Japanese Yen/Australian Dollar	09/16/09	1,012,658	1,033,555	(20,897)
Japanese Yen/British Pound	09/16/09	1,057,544	1,059,379	(1,835)
Japanese Yen/Euro	09/16/09	1,058,697	1,060,413	(1,716)
New Zealand Dollar/British Pound	09/16/09	1,247,006	1,253,489	(6,483)
Swiss Franc/Australian Dollar	09/16/09	2,435,118	2,479,731	(44,613)
Swiss Franc/Japanese Yen	09/16/09	2,997,737	3,079,368	(81,631)

TOTAL				$(208,073)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	412	December 2009	$102,067,850	$334,706
Eurodollars	91	September 2010	22,313,200	18,527
2 Year U.S. Treasury Notes	616	September 2009	133,190,750	(130,300)
5 Year U.S. Treasury Notes	(711)	September 2009	(81,565,031)	(519,470)
10 Year U.S. Treasury Notes	192	September 2009	22,323,000	(18,346)
30 Year U.S. Treasury Bonds	1,227	September 2009	145,226,953	2,305,308

TOTAL				$1,990,425

SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Banc of America Securities LLC	$65,000		04/19/12	4.547%	3 month LIBOR	$4,883,257	$—	$4,883,257
	11,000		05/25/15	4.533	3 month LIBOR	837,199	—	837,199
	25,000		10/19/15	4.965	3 month LIBOR	2,611,760	—	2,611,760
	17,700	(a)	12/16/19	3 month LIBOR	3.500%	671,088	1,171,236	(500,148)
	80,000		03/23/20	3 month LIBOR	5.108	(10,489,483)	—	(10,489,483)
	12,400	(a)	12/17/29	3 month LIBOR	4.000	370,602	782,936	(412,334)
	18,200	(a)	12/17/29	4.000	3 month LIBOR	(543,949)	(1,308,396)	764,447
	10,000		04/09/35	5.266	3 month LIBOR	1,910,789	—	1,910,789
Credit Suisse First Boston Corp.	14,600	(a)	12/16/19	3 month LIBOR	3.500	553,552	891,927	(338,375)
	13,900	(a)	12/17/29	4.000	3 month LIBOR	(415,433)	(886,952)	471,519
Deutsche Bank Securities, Inc.	3,600	(a)	12/16/19	3 month LIBOR	3.500	136,493	224,322	(87,829)
	3,200	(a)	12/17/29	4.000	3 month LIBOR	(95,640)	(207,832)	112,192
	7,000	(a)	12/17/29	3 month LIBOR	4.000	209,211	162,021	47,190
JPMorgan Securities, Inc.	9,100	(a)	12/16/16	3.250	3 month LIBOR	(248,931)	(449,700)	200,769
	7,300	(a)	12/16/19	3 month LIBOR	3.500	276,777	253,978	22,799
	78,100	(a)	12/16/19	3.500	3 month LIBOR	(2,961,128)	(934,489)	(2,026,639)
	32,000	(a)	12/17/29	3 month LIBOR	4.000	956,393	369,810	586,583

TOTAL						$(1,337,443)	$68,861	$(1,406,304)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2009.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
CREDIT DEFAULT SWAP CONTRACTS

						Upfront
		Notional	Rates paid			Payments
	Referenced	Amount	by	Termination		made	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	Market Value	by the Fund	Gain (Loss)

Protection Purchased:
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	$78,000	(1.500)%	12/20/13	$554,025	$1,780,983	$(1,226,958)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index	16,000	(1.500)	12/20/13	113,646	62,489	51,157

TOTAL					$667,671	$1,843,472	$(1,175,801)

TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,637,037,020

Gross unrealized gain	24,702,751
Gross unrealized loss	(228,753,332)

Net unrealized security loss	$(204,050,581)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — 23.3%
Airlines — 0.0%
United Air Lines, Inc.
$61	6.602%		09/01/13	$61

Automotive — 0.5%
GMAC LLC
625,000	6.875		09/15/11	537,394

Banks — 3.8%
ANZ Capital Trust I(a)(b)
250,000	4.484		01/29/49	237,879
Bank of America Corp.
75,000	7.625		06/01/19	75,335
Capital One Bank USA NA
325,000	8.800		07/15/19	332,028
Citigroup, Inc.
225,000	4.125		02/22/10	225,055
HSBC Holdings PLC
500,000	6.800		06/01/38	502,481
JPMorgan Chase & Co.
400,000	6.000		10/01/17	389,335
350,000	7.900	(a)(c)	04/30/49	301,000
JPMorgan Chase Capital XXII Series V(a)
250,000	6.450		02/02/37	195,000
MUFG Capital Finance 1 Ltd.(a)(c)
250,000	6.346		07/29/49	212,500
PNC Bank NA
250,000	6.875		04/01/18	257,425
Resona Preferred Global Securities Ltd.(a)(b)(c)
300,000	7.191		12/29/49	216,375
Royal Bank of Scotland Group PLC(a)
175,000	9.118		03/31/49	142,625
UFJ Finance Aruba AEC
30,000	6.750		07/15/13	31,500
Wachovia Bank NA
150,000	6.600		01/15/38	146,223
Wachovia Corp.
500,000	5.500		05/01/13	517,016
Wells Fargo & Co.
100,000	5.625		12/11/17	98,357
Wells Fargo Capital XIII(a)(c)
300,000	7.700		03/26/49	249,000

				4,129,134

Brokerage — 1.7%
Merrill Lynch & Co., Inc.
150,000	5.450		02/05/13	146,251
200,000	6.400		08/28/17	177,052
700,000	6.875		04/25/18	636,697
Morgan Stanley(c)
550,000	1.399		01/09/12	517,880
Morgan Stanley & Co.(a)
325,000	6.625		04/01/18	322,455

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
$100,000	7.300%	05/13/19	$103,695

			1,904,030

Captive Financial — 0.1%
International Lease Finance Corp.
125,000	4.950	02/01/11	107,500

Chemicals(a) — 0.3%
The Dow Chemical Co.
325,000	7.600	05/15/14	334,750

Consumer Products(a) — 0.2%
Whirlpool Corp.
75,000	8.000	05/01/12	77,623
100,000	8.600	05/01/14	104,500

			182,123

Distributors(a)(b) — 0.5%
Florida Gas Transmission Co.
250,000	7.900	05/15/19	274,771
Ras Laffan Liquefied Natural Gas Co. Ltd.
8,800	3.437	09/15/09	8,754
Southern Star Central Gas Pipeline, Inc.
300,000	6.000	06/01/16	278,766

			562,291

Electric(a) — 1.7%
AEP Texas Central Co.
115,000	6.650	02/15/33	111,493
Arizona Public Service Co.
150,000	6.250	08/01/16	147,701
Commonwealth Edison Co.
75,000	5.800	03/15/18	76,164
150,000	5.875	02/01/33	143,761
125,000	5.900	03/15/36	119,919
MidAmerican Energy Holdings Co.
75,000	5.750	04/01/18	78,015
225,000	6.125	04/01/36	222,375
Nevada Power Co.
225,000	7.125	03/15/19	240,455
NiSource Finance Corp.
125,000	10.750	03/15/16	138,650
Pacific Gas & Electric Co.
175,000	6.250	03/01/39	187,029
Progress Energy, Inc.
100,000	5.625	01/15/16	101,641
150,000	7.050	03/15/19	166,425
Scottish Power PLC
125,000	4.910	03/15/10	127,291

			1,860,919

Energy — 2.1%
Anadarko Petroleum Corp.(a)
100,000	5.950	09/15/16	98,662
Canadian Natural Resources Ltd.(a)
175,000	5.700	05/15/17	175,824
75,000	6.500	02/15/37	75,822

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Energy — (continued)
EQT Corp.(a)
$55,000	8.125%	06/01/19	$58,870
Halliburton Co.(b)
25,000	7.600	08/15/96	26,347
Nexen, Inc.(a)
350,000	6.400	05/15/37	321,461
Petroleos Mexicanos(a)(b)
370,000	8.000	05/03/19	398,231
StatoilHydro ASA(a)
175,000	5.250	04/15/19	180,096
Transocean, Inc.(a)
175,000	6.800	03/15/38	186,184
Valero Energy Corp.(a)
375,000	6.625	06/15/37	319,920
XTO Energy, Inc.(a)
150,000	5.000	01/31/15	152,117
225,000	6.500	12/15/18	241,389

			2,234,923

Entertainment(a) — 0.1%
Universal City Development Partners
125,000	11.750	04/01/10	119,375

Food & Beverage(a) — 0.5%
Anheuser-Busch InBev Worldwide, Inc.(b)
400,000	7.750	01/15/19	437,462
Land O’ Lakes, Inc.
125,000	8.750	11/15/11	125,625

			563,087

Gaming — 0.1%
International Game Technology
125,000	7.500	06/15/19	126,123

Health Care Services(a) — 0.3%
Express Scripts, Inc.
100,000	5.250	06/15/12	103,315
100,000	6.250	06/15/14	105,811
HCA, Inc.(d)
131,000	9.625	11/15/16	130,345

			339,471

Industrial(a)(e) — 0.1%
Allied Waste Industries, Inc.
60,000	4.250	04/15/34	56,376

Life Insurance(a)(b) — 0.1%
Americo Life, Inc.
50,000	7.875	05/01/13	32,632
Phoenix Life Insurance Co.
100,000	7.150	12/15/34	25,000
Symetra Financial Corp.
100,000	6.125	04/01/16	75,687

			133,319

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Media — Cable — 1.5%
Comcast Cable Communications Holdings, Inc.
	$200,000	10.625%	07/15/12	$234,000
	175,000	9.455	11/15/22	204,601
Cox Communications, Inc.(a)(b)
	150,000	5.875	12/01/16	147,109
	300,000	6.250	06/01/18	296,559
CSC Holdings, Inc. Series B
	125,000	7.625	04/01/11	123,750
EchoStar DBS Corp.(a)
	125,000	7.125	02/01/16	115,937
Time Warner Cable, Inc.(a)
	250,000	5.400	07/02/12	258,400
	75,000	8.250	04/01/19	85,096
	150,000	6.550	05/01/37	144,167

				1,609,619

Media-Non Cable(a) — 0.4%
DIRECTV Holdings LLC
	125,000	8.375	03/15/13	125,000
Thomson Reuters Corp.
	275,000	6.500	07/15/18	286,198

				411,198

Metals & Mining(a) — 0.4%
ArcelorMittal
	450,000	6.125	06/01/18	393,750
GrafTech Finance, Inc.
	13,000	10.250	02/15/12	12,220

				405,970

Noncaptive-Financial — 1.3%
Pemex Project Funding Master Trust
	10,000	9.125	10/13/10	10,750
SLM Corp.
	300,000	5.450	04/25/11	277,542
The Bear Stearns Cos. LLC
	50,000	6.400	10/02/17	50,395
	825,000	7.250	02/01/18	874,950
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
	200,000	9.125	04/30/18	172,000

				1,385,637

Packaging(a)(c) — 0.1%
Impress Holdings BV
EUR	125,000	4.560	09/15/13	152,788

Pharmaceuticals(a)(b) — 0.2%
Roche Holdings, Inc.
	$250,000	6.000	03/01/19	266,570

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Pipelines — 2.0%
Boardwalk Pipelines LP(a)
$175,000	5.875%		11/15/16	$165,509
El Paso Corp.(a)
500	7.750		01/15/32	405
Energy Transfer Partners LP(a)
400,000	5.950		02/01/15	399,549
125,000	6.700		07/01/18	126,909
Enterprise Products Operating LLP(a)
100,000	7.034	(c)	01/15/68	74,268
Enterprise Products Operating LP(a)
125,000	5.600		10/15/14	128,095
225,000	5.000		03/01/15	215,097
Gulf South Pipeline Co. LP(a)(b)
175,000	6.300		08/15/17	167,814
ONEOK Partners LP(a)
125,000	6.650		10/01/36	115,235
Southern Natural Gas Co.(a)(b)
50,000	5.900		04/01/17	46,969
Tennessee Gas Pipeline Co.
325,000	7.625		04/01/37	329,115
TEPPCO Partners LP(a)
275,000	6.650		04/15/18	279,158
TransCanada PipeLines Ltd.(a)
150,000	7.625		01/15/39	175,065

				2,223,188

Property/Casualty Insurance — 1.0%
CNA Financial Corp.
150,000	7.250		11/15/23	107,486
Endurance Specialty Holdings Ltd.(a)
75,000	6.150		10/15/15	65,331
150,000	7.000		07/15/34	102,000
QBE Insurance Group Ltd.(b)
122,000	9.750		03/14/14	127,492
Swiss Re Capital I LP(a)(b)(c)
100,000	6.854		05/29/49	55,040
The Chubb Corp.(a)
75,000	6.500		05/15/38	81,306
125,000	6.375	(c)	03/29/67	100,000
ZFS Finance USA Trust I(a)(b)(c)
500,000	6.150		12/15/65	397,500

				1,036,155

Real Estate Investment Trust(a) — 0.6%
Simon Property Group LP
450,000	6.125		05/30/18	418,574
WEA Finance LLC/WT Finance Australia Property Ltd.(b)
150,000	7.500		06/02/14	148,729
Westfield Capital Corp.(b)
150,000	5.125		11/15/14	134,941

				702,244

Technology(a) — 0.2%
Fiserv, Inc.
225,000	6.125		11/20/12	233,370

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Tobacco — 1.0%
Altria Group, Inc.
	$300,000	9.700%	11/10/18	$343,934
BAT International Finance PLC(a)(b)
	200,000	9.500	11/15/18	235,068
Philip Morris International, Inc.
	450,000	5.650	05/16/18	471,687

				1,050,689

Wireless Telecommunications(a) — 1.3%
AT&T, Inc.
	725,000	6.400	05/15/38	709,711
Hellas Telecommunications Luxembourg V(c)
EUR	125,000	4.935	10/15/12	118,365
Inmarsat Finance II PLC(f)
	$125,000	10.375	11/15/12	129,688
Rogers Communications, Inc.
	225,000	6.800	08/15/18	241,206
Verizon Wireless(b)
	150,000	8.500	11/15/18	179,264

				1,378,234

Wirelines Telecommunications — 1.2%
New England Telephone & Telegraph Co.(e)
	5,000	7.875	11/15/29	5,107
Nordic Telephone Co. Holdings(a)
EUR	125,000	8.250	05/01/16	169,657
Qtel International Finance Ltd.(b)
	$140,000	6.500	06/10/14	141,400
Telecom Italia Capital(a)
	300,000	7.721	06/04/38	305,503
Telecom Italia Capital SA(a)
	175,000	6.200	07/18/11	181,379
Verizon Communications, Inc.(a)
	300,000	6.400	02/15/38	295,556
	150,000	8.950	03/01/39	189,423

				1,288,025

TOTAL CORPORATE BONDS				$25,334,563

Mortgage-Backed Obligations — 56.5%
Adjustable Rate Non-Agency(c) — 7.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
	$143,055	4.987%	04/25/35	$101,085
American Home Mortgage Assets Series 2007-1, Class A1
	820,491	2.040	02/25/47	269,946
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
	135,097	4.271	04/25/34	95,757
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
	470,985	5.084	06/25/35	283,253
Countrywide Alternative Loan Trust Series 2005-38, Class A3
	326,044	0.664	09/25/35	147,228

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Countrywide Alternative Loan Trust Series 2006-0A21, Class A1
$727,954	0.505%	03/20/47	$287,081
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
285,373	4.789	04/20/35	218,450
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
164,829	4.515	11/20/34	120,935
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
701,234	4.891	08/20/35	393,686
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
64,965	4.750	12/25/34	55,346
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
241,905	4.700	06/25/34	189,197
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
673,535	5.725	12/19/35	337,243
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
697,770	0.493	11/19/36	276,158
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
1,430,196	0.503	01/19/38	594,112
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
436,490	5.222	08/25/35	216,793
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
561,635	5.060	07/25/35	472,901
Lehman XS Trust Series 2006-2N, Class 1A1
1,476,259	0.574	02/25/46	592,718
Lehman XS Trust Series 2007-16N, Class 2A2
1,387,700	1.164	09/25/47	507,172
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
6,284	0.694	11/25/34	4,512
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
737,261	2.540	12/25/46	208,114
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
604,012	5.274	10/25/34	361,081
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
515,455	2.340	01/25/46	231,872
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
941,903	6.540	11/25/37	262,122
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
585,112	5.205	09/25/35	408,388
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
664,797	5.184	09/25/35	477,163
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
211,396	3.766	05/25/34	168,683
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
85,188	5.192	09/25/34	54,907
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
390,507	5.355	11/25/34	262,906
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
1,000,000	5.250	02/25/36	348,869

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
$250,820	3.144%	06/25/34	$201,010
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
681,560	5.268	03/25/37	418,139

			8,566,827

Collateralized Mortgage Obligations — 2.4%

Planned Amortization Class — 0.4%
FNMA REMIC Series 2005-70, Class PA
459,540	5.500	08/25/35	480,162

Regular Floater(c) — 1.0%
FHLMC REMIC Series 3038, Class XA(g)
56,302	0.000	09/15/35	52,688
FHLMC REMIC Series 3167, Class X(g)
31,928	0.000	06/15/36	29,345
FHLMC REMIC Series 3176, Class XI(g)(h)
91,077	0.000	10/15/35	93
FNMA REMIC Series 2007-2, Class FM
1,026,628	0.564	02/25/37	1,006,596

			1,088,722

Sequential Fixed Rate — 1.0%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
644,794	6.000	03/25/35	407,455
FHLMC REMIC Series 3200, Class AD
613,717	5.500	05/15/29	633,547

			1,041,002

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$2,609,886

Commercial Mortgage-Backed Securities — 5.0%

Sequential Fixed Rate — 5.0%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
530,000	5.118	07/11/43	529,451
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
1,000,000	5.179	09/10/47	854,418
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4
1,000,000	5.540	09/11/41	875,722
GMAC Commercial Mortgage Securities, Inc. Series 2000-C3, Class A2
726,629	6.957	09/15/35	752,644
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3, Class A4A
1,000,000	4.936	08/15/42	867,003
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4
700,000	5.440	06/12/47	521,425

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
$1,207,000	5.156%	02/15/31	$1,026,413

			5,427,076

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$5,427,076

Federal Agencies — 41.2%

Adjustable Rate FHLMC(c) — 0.8%
604,947	4.817	09/01/35	629,987
282,007	5.739	04/01/37	295,674

			925,661

FHLMC — 6.0%
278,279	5.000	05/01/18	291,393
277,646	5.500	05/01/33	287,853
1,421	5.500	01/01/37	1,470
3,726	5.500	03/01/37	3,851
20,401	5.500	04/01/37	21,090
1,634	5.500	06/01/37	1,690
44,076	5.500	07/01/37	45,564
3,482	5.500	08/01/37	3,600
320,026	6.500	08/01/37	341,515
22,381	6.000	09/01/37	23,573
750,705	6.500	10/01/37	802,521
36,279	5.500	12/01/37	37,503
47,905	5.500	02/01/38	49,521
22,619	6.000	02/01/38	23,834
56,198	5.500	04/01/38	58,090
32,983	5.500	05/01/38	34,094
893,301	6.000	05/01/38	933,327
242,813	5.500	06/01/38	250,991
54,896	5.500	07/01/38	56,745
211,576	6.000	07/01/38	222,691
8,361	5.500	08/01/38	8,643
837,952	6.500	09/01/38	891,472
18,191	5.500	10/01/38	18,804
24,385	6.000	10/01/38	25,710
73,573	5.500	11/01/38	76,051
182,738	5.500	12/01/38	188,894
37,738	5.500	01/01/39	39,010
14,614	5.500	02/01/39	15,105
696,622	5.000	04/01/39	709,438
2,749	5.500	04/01/39	2,841
1,000,000	5.000	06/01/39	1,018,398

			6,485,282

FNMA — 34.4%
206,146	4.500	10/01/18	213,872
47,225	4.500	11/01/18	48,994
77,279	4.500	12/01/18	80,174
17,907	6.000	12/01/18	18,980
654,641	4.500	01/01/19	679,180
180,964	6.000	02/01/19	192,150

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$299,264	4.500%	05/01/19	$309,902
286,187	5.000	05/01/19	299,716
377,967	4.000	06/01/19	380,620
147,570	4.500	06/01/19	152,868
103,321	4.500	08/01/19	106,881
384,477	5.000	08/01/19	401,856
298,295	6.000	08/01/19	316,733
341,704	6.000	09/01/19	364,320
644,772	5.500	06/01/20	680,107
4,118,246	5.000	08/01/20	4,299,449
427,571	6.000	12/01/20	455,871
395,443	5.000	01/01/21	412,059
532,527	6.000	04/01/21	567,405
177,439	6.000	06/01/21	188,185
148,611	5.500	07/01/21	155,846
100,182	6.000	07/01/21	106,167
82,663	4.500	11/01/22	84,476
366,992	5.000	07/01/23	380,016
510,475	5.000	08/01/23	529,917
265,746	5.500	09/01/23	279,048
93,197	5.500	10/01/23	98,075
737,303	4.500	12/01/23	753,475
79	6.000	03/01/32	84
305,817	5.500	12/01/32	317,616
559,763	6.000	12/01/32	589,364
597,419	5.000	05/01/33	611,212
10,048	6.000	05/01/33	10,589
19,496	5.000	06/01/33	19,946
32,398	5.000	07/01/33	33,145
49,595	5.000	08/01/33	50,739
26,614	5.000	09/01/33	27,228
4,340	5.500	09/01/33	4,502
83,130	5.000	10/01/33	85,050
54,136	5.000	11/01/33	55,386
3,557	6.000	12/01/33	3,744
40,009	5.000	02/01/34	40,933
5,501	5.500	02/01/34	5,705
89,017	6.000	02/01/34	93,684
42,326	5.000	03/01/34	43,303
29,563	5.000	04/01/34	30,245
477,508	5.500	04/01/34	495,932
60,938	5.500	12/01/34	63,197
15,657	6.000	02/01/35	16,460
5,890	6.000	04/01/35	6,189
1,249,330	5.000	06/01/35	1,277,195
162,243	6.000	07/01/35	170,544
7,456	5.500	09/01/35	7,731
270,696	5.000	11/01/35	276,646
87,033	6.000	11/01/35	91,444
94,187	6.000	01/01/36	98,959
8,490	6.000	02/01/36	8,910
178,895	4.500	03/01/36	179,139
315,653	5.000	03/01/36	322,591
53,419	6.000	03/01/36	56,117
52,548	6.000	04/01/36	55,211
2,719	6.000	05/01/36	2,854
6,039	6.000	06/01/36	6,338
44,038	6.000	08/01/36	46,242
700,000	5.500	09/01/36	726,715

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$123,484	6.000%	10/01/36	$129,663
134,154	6.000	11/01/36	140,846
2,960	5.500	12/01/36	3,068
19,968	5.500	01/01/37	20,654
1,012	5.500	02/01/37	1,049
5,370	5.500	03/01/37	5,566
119,385	5.500	04/01/37	123,589
566,320	5.500	05/01/37	586,256
10,884	5.500	06/01/37	11,272
29,438	6.000	06/01/37	30,944
558,737	5.500	07/01/37	579,871
36,228	5.500	10/01/37	37,525
409,702	5.500	11/01/37	423,083
58,631	6.000	12/01/37	61,831
58,102	5.500	01/01/38	60,174
607,393	5.500	02/01/38	627,966
197,617	6.000	02/01/38	207,548
595,863	5.500	03/01/38	616,395
58,511	6.000	03/01/38	61,530
527,389	5.500	04/01/38	546,249
88,152	5.000	05/01/38	89,889
65,293	5.500	05/01/38	67,572
28,078	6.000	05/01/38	29,624
404,519	5.500	06/01/38	419,003
24,173	6.000	06/01/38	25,504
584,227	5.500	07/01/38	605,036
55,578	6.000	07/01/38	58,672
369,279	5.500	08/01/38	382,494
258,363	6.000	08/01/38	271,385
44,026	5.500	09/01/38	45,600
316,644	6.000	09/01/38	332,438
242,824	5.500	10/01/38	251,386
145,343	6.000	10/01/38	152,616
154,221	5.500	11/01/38	159,768
936,050	6.000	11/01/38	982,889
136,801	5.500	12/01/38	141,503
193,145	5.500	01/01/39	199,905
119,035	5.500	02/01/39	123,179
982,555	5.000	03/01/39	1,001,860
9,260	5.500	03/01/39	9,594
1,000,000	4.000	TBA-15yr(i)	1,000,000
1,000,000	4.500	TBA-30yr(l)	997,812
1,000,000	5.000	TBA-30yr(i)	1,018,125
2,000,000	5.500	TBA-30yr(i)	2,064,376
4,000,000	6.000	TBA-30yr(i)	4,180,000

			37,372,540

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — 0.0%
$18,092	5.500%	05/15/36	$18,719

TOTAL FEDERAL AGENCIES			$44,802,202

TOTAL MORTGAGE-BACKED OBLIGATIONS			$61,405,991

Agency Debentures — 3.9%
FHLB(j)
$2,400,000	4.625%	09/11/20	$2,409,691
FHLMC
1,200,000	5.000	02/16/17	1,305,156
FNMA(k)
100,000	0.000	10/09/19	50,910
Tennessee Valley Authority Series B
400,000	4.375	06/15/15	423,065

TOTAL AGENCY DEBENTURES			$4,188,822

Asset-Backed Securities — 0.8%
Home Equity — 0.8%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(c)
$19,464	0.714%	10/27/32	$14,342
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(c)
11,738	0.974	10/25/32	7,530
Bear Stearns Asset Backed Securities Trust Series 2003-2, Class A2(c)
3,433	0.764	03/25/43	3,068
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(b)(c)
289,450	1.314	10/25/37	217,087
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(c)
150,000	1.564	10/25/37	42,375
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(c)
250,000	1.764	10/25/37	67,500
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(c)
2,034	0.934	01/25/32	1,405
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(c)
4,378	1.076	03/20/31	3,443
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
65,189	7.000	09/25/37	29,215
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
107,805	7.000	09/25/37	35,599
Home Equity Asset Trust Series 2002-1, Class A4(c)
257	0.914	11/25/32	154
Household Home Equity Loan Trust Series 2007-3, Class APT(c)
370,363	1.515	11/20/36	242,682
Renaissance Home Equity Loan Trust Series 2003-2, Class A(c)
3,066	0.754	08/25/33	1,581
Renaissance Home Equity Loan Trust Series 2003-3, Class A(c)
9,324	0.814	12/25/33	5,808
Salomon Brothers Mortgage Securities VII Series 2002-CIT1, Class A(c)
1,110	0.614	03/25/32	617

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Wells Fargo Home Equity Trust Series 2005-3, Class AI1A(c)
$188,767	0.584%	11/25/35	$179,097

			851,503

TOTAL ASSET-BACKED SECURITIES			$851,503

Foreign Debt Obligations — 6.6%
Sovereign — 2.4%
Export Development Canada
$500,000	3.125%	04/24/14	$484,081
Ontario Province of Canada
700,000	4.100	06/16/14	713,866
Republic of Argentina
620,000	7.000	10/03/15	292,588
Republic of Peru
230,000	7.125	03/30/19	245,525
Societe Financement de l’Economie Francaise(b)
900,000	3.375	05/05/14	903,849

			2,639,909

Supranational — 4.2%
European Investment Bank
1,200,000	3.000	04/08/14	1,194,277
1,200,000	3.125	06/04/14	1,202,532
Inter-American Development Bank
1,100,000	3.000	04/22/14	1,079,797
International Finance Corp.
1,100,000	3.000	04/22/14	1,075,973

			4,552,579

TOTAL FOREIGN DEBT OBLIGATIONS			$7,192,488

Municipal Bonds — 0.1%
New York(c) — 0.0%
New York City Municipal Water Finance Authority Water & Sewer Systems RB Residuals Series 2005-1105 (FSA)
$10,000	9.310%	06/15/34	$10,045

Ohio — 0.1%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
75,000	5.875	06/01/47	42,338

TOTAL MUNICIPAL BONDS			$52,383

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations — 6.9%
Bank of America Corp.(l)
$800,000	2.100%	04/30/12	$801,219
Citigroup, Inc.(l)
2,200,000	2.125	04/30/12	2,209,658
General Electric Capital Corp.(l)
1,000,000	2.125	12/21/12	993,119
Israel Government AID Bond(m)
50,000	5.500	04/26/24	54,331
40,000	5.500	09/18/33	41,792
Kreditanstalt fuer Wiederaufbau MTN(m)
1,500,000	4.750	05/15/12	1,608,729
LeasePlan Corp. NV(b)(m)
600,000	3.000	05/07/12	606,904
Royal Bank of Scotland Group PLC(b)(m)
1,200,000	2.625	05/11/12	1,203,227

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$7,518,979

U.S. Treasury Obligations — 3.0%
United States Treasury Inflation Protected Securities
$1,116,688	1.625%	01/15/15	$1,111,453
214,858	2.000	01/15/16	218,081
105,581	2.500	07/15/16	110,827
429,716	2.000	01/15/26	420,719
United States Treasury Principal-Only STRIPS(k)
2,100,000	0.000	08/15/20	1,308,472
100,000	0.000	05/15/21	59,571

TOTAL U.S. TREASURY OBLIGATIONS			$3,229,123

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$109,773,852

Repurchase Agreement(n) — 3.2%
Joint Repurchase Agreement Account II
$3,500,000	0.073%	07/01/09	$3,500,000
Maturity Value: $3,500,007

TOTAL INVESTMENTS — 104.3%			$113,273,852

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%			(4,680,263)

NET ASSETS — 100.0%			$108,593,589

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,397,301, which represents approximately 6.8% of net assets as of June 30, 2009.
(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(d) Pay-in-kind security.
(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f) This security is issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(g) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

(h) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(i) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $9,260,313, which represents approximately 8.5% of net assets as of June 30, 2009.
(j) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(l) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $4,003,996, which represents approximately 3.7% of net assets as of June 30, 2009.
(m) This debt is guaranteed under the Foreign Government Guaranteed program and is backed by the full faith and credit of the federal government of a foreign country. Total market value of these securities amounts to $3,514,983, which represents approximately 3.2% of net assets as of June 30, 2009.
(n) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MTN	— Medium-Term Note
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	09/16/09	$590,266	$591,008	$742
Australian Dollar	Sale	09/16/09	165,237	164,789	448
Brazilian Real	Purchase	08/03/09	82,616	85,180	2,564
British Pound	Purchase	09/16/09	491,901	502,959	11,058
Canadian Dollar	Sale	09/16/09	98,600	95,249	3,351
Euro	Sale	07/31/09	749,962	748,037	1,925
Japanese Yen	Purchase	09/16/09	275,000	275,200	200
New Zealand Dollar	Purchase	09/16/09	166,076	170,148	4,072
Norwegian Krone	Purchase	09/16/09	236,970	238,439	1,469
Swedish Krona	Sale	09/16/09	75,000	74,487	513
Swiss Franc	Sale	09/16/09	255,000	251,258	3,742

TOTAL					$30,084

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Purchase	09/16/09	$142,870	$141,813	$(1,057)
Australian Dollar	Sale	09/16/09	43,268	44,066	(798)
Brazilian Real	Sale	08/03/09	75,134	85,180	(10,046)
British Pound	Purchase	09/16/09	75,263	74,025	(1,238)
British Pound	Sale	09/16/09	200,982	202,335	(1,353)
Canadian Dollar	Purchase	09/16/09	360,000	347,224	(12,776)
Euro	Purchase	07/31/09	389,372	388,676	(696)
Euro	Sale	09/16/09	423,746	428,840	(5,094)
Japanese Yen	Sale	07/16/09	34,631	35,200	(569)
Japanese Yen	Purchase	09/16/09	146,000	145,317	(683)
Japanese Yen	Sale	09/16/09	631,110	642,029	(10,919)
New Zealand Dollar	Purchase	09/16/09	111,844	111,556	(288)
New Zealand Dollar	Sale	09/16/09	57,539	57,794	(255)
Norwegian Krone	Purchase	09/16/09	58,000	57,252	(748)
Swedish Krona	Sale	09/16/09	72,211	73,556	(1,345)
Swiss Franc	Purchase	09/16/09	145,000	142,990	(2,010)
Swiss Franc	Sale	09/16/09	332,000	334,541	(2,541)

TOTAL					$(52,416)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Gain (Purchase/Sale)	Date	Current Value	Current Value	Gain

Australian Dollar/Japanese Yen	09/16/09	$69,705	$69,243	$462
Euro/Australian Dollar	09/16/09	115,018	113,800	1,218
Euro/British Pound	09/16/09	115,018	114,825	193
Euro/Canadian Dollar	09/16/09	61,717	59,760	1,957
Swiss Franc/Canadian Dollar	09/16/09	109,824	107,892	1,932
Japanese Yen/Australian Dollar	09/16/09	191,648	191,488	160
British Pound/Japanese Yen	09/16/09	77,315	77,285	30
Swedish Krona/Norwegian Krone	09/16/09	177,184	172,286	4,898

TOTAL				$10,850

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — (continued)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Loss (Purchase/Sale)	Date	Current Value	Current Value	Loss

Euro/Australian Dollar	09/16/09	$218,816	$220,618	$(1,802)
Japanese Yen/Australian Dollar	09/16/09	72,221	73,711	(1,490)
Swiss Franc/Australian Dollar	09/16/09	173,880	177,066	(3,186)
Japanese Yen/British Pound	09/16/09	75,563	75,670	(107)
New Zealand Dollar/British Pound	09/16/09	91,644	92,120	(476)
Japanese Yen/Euro	09/16/09	75,621	75,744	(123)
Swiss Franc/Japanese Yen	09/16/09	218,336	224,281	(5,945)
Euro/New Zealand Dollar	09/16/09	144,474	146,292	(1,818)

TOTAL				$(14,947)

FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(6)	September 2009	$(1,489,950)	$(5,265)
Eurodollars	58	December 2009	14,368,775	46,750
Eurodollars	(13)	March 2010	(3,211,813)	(69,487)
Eurodollars	7	September 2010	1,716,400	1,425
U.K. Life Long Gilt	(3)	September 2009	(582,795)	(2,970)
2 Year Euro-Schatz	8	September 2009	1,210,939	546
2 Year U.S. Treasury Notes	21	September 2009	4,540,594	1,900
3 Year Australian Treasury Bonds	(9)	September 2009	(750,291)	1,920
5 Year Euro-Bobl	(16)	September 2009	(2,591,343)	(452)
5 Year U.S. Treasury Notes	91	September 2009	10,439,406	62,810
10 Year U.S. Treasury Notes	(104)	September 2009	(12,091,625)	(196,051)
30 Year U.S. Treasury Bonds	80	September 2009	9,468,750	187,435

TOTAL				$28,561

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Banc of America Securities LLC		$600	(a)	12/17/29	3 month LIBOR	4.000%	$17,933	$36,369	$(18,436)
Deutsche Bank Securities, Inc.	KRW	471,000		01/28/11	2.820%	3 month KWCDC	(2,063)	—	(2,063)
		260,000		06/12/11	3.870	3 month KWCDC	1,607	—	1,607
		1,200,000		06/26/11	3.693	3 month KWCDC	2,186	—	2,186
		$200	(a)	12/17/29	4.000	3 month LIBOR	(5,978)	(13,915)	7,937
		400	(a)	12/17/29	3 month LIBOR	4.000	11,955	9,258	2,697
JPMorgan Securities, Inc.	KRW	458,000		01/28/11	2.830	3 month KWCDC	(1,944)	—	(1,944)
		360,000		06/15/11	3.900	3 month KWCDC	2,235	—	2,235
		1,250,000		06/22/11	3.720	3 month KWCDC	3,669	—	3,669
		$700	(a)	12/16/19	3 month LIBOR	3.500	26,540	24,354	2,186
		800	(a)	12/17/29	4.000	3 month LIBOR	(23,910)	(56,102)	32,192
		1,700	(a)	12/17/29	3 month LIBOR	4.000	50,809	20,393	30,416

TOTAL							$83,039	$20,357	$62,682

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2009.
CREDIT DEFAULT SWAP CONTRACTS

					Credit		Upfront
		Notional	Rates (paid)		Spread at		Payments
	Referenced	Amount	received by	Termination	June 30, 2009		made (received)	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	(basis points)(a)	Market Value	by the Fund	Loss

Protection Purchased:
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	$9,000	(1.500)%	12/20/13	169	$63,955	$207,547	$(143,592)
Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	900	0.090	08/25/37	3,947	(667,610)	(200,612)	(466,998)
	ABX-HE-AAA 07-2 Index	600	0.760	01/25/38	3,719	(445,925)	(146,839)	(299,086)

TOTAL						$(1,049,580)	$(139,904)	$(909,676)

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$121,754,835

Gross unrealized gain	2,435,085
Gross unrealized loss	(10,916,068)

Net unrealized security loss	$(8,480,983)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — 34.2%
Australian Dollar — 0.1%
Australia Government Bond
AUD	1,100,000	6.000%	02/15/17	$918,360

British Pound — 4.6%
United Kingdom Treasury
GBP	7,000,000	4.500	03/07/13	12,209,684
	1,300,000	8.750	08/25/17	2,975,784
	7,110,000	4.000	03/07/22	11,708,014
	1,150,000	4.750	12/07/30	1,992,254
	3,390,000	4.500	09/07/34	5,631,995
	3,300,000	4.500	12/07/42	5,523,029

				40,040,760

Canadian Dollar — 2.0%
Export Development Canada
	$800,000	3.125	04/24/14	774,529
Government of Canada
CAD	2,340,000	3.500	06/01/13	2,104,662
	1,760,000	4.500	06/01/15	1,659,906
	4,950,000	5.750	06/01/29	5,288,412
Ontario Province of Canada
	$4,125,000	4.100	06/16/14	4,206,712
Quebec Province of Canada
	3,350,000	5.125	11/14/16	3,490,097

				17,524,318

Danish Krone — 0.4%
Kingdom of Denmark
DKK	16,000,000	4.000	11/15/15	3,120,142

Euro — 12.3%
Federal Republic of Germany
EUR	1,550,000	5.625	01/04/28	2,535,478
	600,000	5.500	01/04/31	976,080
	50,000	4.000	01/04/37	67,470
	4,690,000	4.750	07/04/40	7,201,770
French Treasury Note
	2,850,000	4.500	07/12/13	4,303,793
	650,000	2.500	01/12/14	907,329
Government of Finland
	7,990,000	3.125	09/15/14	11,338,787
	390,000	4.375	07/04/19	571,797
Government of France
	5,500,000	3.750	04/25/21	7,556,728
	3,800,000	5.500	04/25/29	6,128,585
Government of Ireland
	1,120,000	5.900	10/18/19	1,590,674
Hellenic Republic Government Bond
	5,950,000	5.500	08/20/14	9,014,041
Kingdom of Belgium
EUR	3,900,000	5.000	09/28/12	5,937,852

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Euro — (continued)
EUR	5,110,000	3.500%	03/28/15	$7,267,701
Kingdom of The Netherlands
	9,800,000	4.250	07/15/13	14,668,208
Republic of Austria(a)
	3,150,000	4.350	03/15/19	4,491,579
Republic of Italy
	7,980,000	4.500	02/01/18	11,586,664
	7,120,000	6.000	05/01/31	10,905,211

				107,049,747

Japanese Yen — 14.0%
Government of Japan
JPY	3,000,000,000	1.500	06/20/12	32,113,282
	500,000,000	0.800	03/20/13	5,239,550
	800,000,000	1.100	09/20/13	8,472,917
	1,538,000,000	1.700	09/20/16	16,758,205
	1,216,000,000	1.500	09/20/18	12,878,492
	400,000,000	1.900	06/20/25	4,178,872
	875,000,000	2.000	12/20/25	9,128,202
	430,000,000	2.100	12/20/26	4,512,989
	350,000,000	2.100	12/20/27	3,689,251
	285,000,000	2.500	09/20/34	3,137,822
	250,000,000	2.500	03/20/38	2,763,066
Government of Japan CPI Linked Bond
	85,680,000	0.800	12/10/15	783,914
	444,400,000	1.000	06/10/16	4,050,275
	1,521,072,000	1.200	03/10/17	13,948,357

				121,655,194

Polish Zloty — 0.3%
Government of Poland
PLN	8,000,000	4.750	04/25/12	2,479,559

Swedish Krona — 0.5%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,687,946
	20,000,000	4.500	08/12/15	2,807,178

				4,495,124

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$297,283,204

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 28.1%
Banks — 9.2%
Alliance & Leicester PLC(b)
	$2,600,000	1.189%		01/12/10	$2,557,615
Australia & New Zealand Banking Group Ltd.
EUR	350,000	5.250		05/20/13	516,712
Banco Popolare Scarl(b)
	1,850,000	6.156		06/21/49	1,167,872
Banco Santander SA
	2,400,000	3.875		05/27/14	3,371,649
Bank of America Corp.
	$950,000	7.375		05/15/14	982,130
EUR	500,000	7.000		06/15/16	718,034
	$600,000	7.625		06/01/19	602,677
BayernLB Capital Trust I(b)
	3,602,000	6.203		05/31/49	720,400
BNP Paribas
EUR	2,250,000	5.000		12/16/13	3,330,020
Citicorp
DEM	4,500,000	6.250		09/19/09	3,204,962
Commerzbank AG
EUR	2,450,000	5.000		02/06/14	3,552,487
Credit Suisse/London
	2,200,000	6.125		05/16/14	3,340,783
Deutsche Postbank Funding Trust IV(b)
	950,000	5.983		06/29/49	639,699
HSBC Holdings PLC
	$3,900,000	6.800		06/01/38	3,919,356
ING Bank NV
	400,000	0.836	(b)	05/23/16	316,245
EUR	2,050,000	4.750		05/27/19	2,904,608
Intesa Sanpaolo SPA
	2,000,000	5.000		04/28/11	2,925,401
	2,350,000	6.625		05/08/18	3,153,504
	1,300,000	8.047	(b)	06/20/49	1,395,133
JPMorgan Chase & Co.(b)
	$4,350,000	7.900		04/30/49	3,741,000
Merrill Lynch & Co., Inc.
EUR	1,200,000	6.750		05/21/13	1,687,670
Resona Bank Ltd.(b)
	650,000	4.125		09/27/49	638,296
Resona Bank Ltd. MTN(b)
	1,180,000	3.750		04/15/15	1,539,487
Resona Preferred Global Securities Ltd.(a)(b)
	$2,500,000	7.191		07/30/49	1,803,125
Royal Bank of Scotland Group PLC
EUR	1,150,000	5.250		05/15/13	1,616,568
	2,350,000	6.934		04/09/18	2,742,547
Societe Generale(b)
	2,100,000	7.756		05/22/49	2,003,269
St George Bank Ltd.
	850,000	6.500		06/24/13	1,291,189
Sumitomo Mitsui Banking Corp.(b)
	1,750,000	4.375		10/15/49	1,804,415

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
UBS AG London
GBP	3,450,000	6.625%	04/11/18	$5,926,911
UniCredit SPA
EUR	3,600,000	5.750	09/26/17	4,972,847
Unione di Banche Italiane SCPA
	944,000	4.939	06/25/14	1,333,618
US Bank NA(b)
	2,450,000	4.375	02/28/17	2,790,141
UT2 Funding PLC
	1,350,000	5.321	06/30/16	643,908
Wachovia Bank NA
	1,750,000	6.000	05/23/13	2,511,534
Wells Fargo Capital XIII(b)
	$1,750,000	7.700	03/26/49	1,452,500
WM Covered Bond Program
EUR	150,000	4.375	05/19/14	196,018
	2,050,000	4.000	09/27/16	2,433,654

				80,447,984

Brokerage — 1.6%
Bear Stearns & Co., Inc.
	$2,410,000	5.850	07/19/10	2,475,571
	200,000	7.250	02/01/18	212,109
Merrill Lynch & Co., Inc.
	3,050,000	6.400	08/28/17	2,700,043
Morgan Stanley
EUR	6,850,000	5.500	10/02/17	8,782,142

				14,169,865

Capital Goods(a) — 0.1%
Bombardier, Inc.
	$250,000	6.300	05/01/14	219,375
	360,000	7.450	05/01/34	272,700

				492,075

Communications — 4.5%
AT&T, Inc.
	3,300,000	5.600	05/15/18	3,317,817
	2,050,000	6.300	01/15/38	1,980,821
Bell Atlantic New Jersey, Inc.
	65,000	8.000	06/01/22	68,127
Comcast Cable Communications Holdings, Inc.
	170,000	9.455	11/15/22	198,755
Comcast Corp.
	8,400,000	5.700	05/15/18	8,445,133
Cox Communications, Inc.
	1,850,000	4.625	01/15/10	1,858,769
Deutsche Telekom International Finance BV
	1,000,000	6.750	08/20/18	1,057,554

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Communications — (continued)
Koninklijke (Royal) KPN NV
EUR	1,600,000	4.750%	05/29/14	$2,295,959
Reed Elsevier Capital, Inc.
	$2,250,000	7.750	01/15/14	2,375,766
Telecom Italia Finance SA
EUR	949,000	7.750	01/24/33	1,338,653
Telefonica Emisiones SAU
	2,250,000	5.580	06/12/13	3,356,211
	$2,650,000	7.045	06/20/36	2,917,681
Time Warner Cable, Inc.
	2,600,000	6.550	05/01/37	2,498,891
Verizon Wireless Capital LLC
EUR	2,850,000	8.750	12/18/15	4,785,750
WPP PLC
	2,100,000	4.375	12/05/13	2,702,851

				39,198,738

Consumer Noncyclical — 4.7%
Altria Group, Inc.
	$2,900,000	9.700	11/10/18	3,324,693
Anheuser-Busch InBev NV
EUR	1,200,000	8.625	01/30/17	1,954,948
BAT International Finance PLC
	3,150,000	5.875	03/12/15	4,703,999
	$550,000	9.500 (a)	11/15/18	646,438
Casino Guichard-Perrachon SA
EUR	2,200,000	6.375	04/04/13	3,242,032
	1,750,000	4.875	04/10/14	2,420,371
Diageo Finance PLC
	2,950,000	6.625	12/05/14	4,614,835
Imperial Tobacco Finance PLC
	1,650,000	7.250	09/15/14	2,474,402
	3,150,000	8.375	02/17/16	4,813,337
Pfizer, Inc.
	$2,550,000	7.200	03/15/39	3,027,898
Philip Morris International, Inc.
EUR	2,000,000	5.750	03/24/16	2,976,122
Roche Holdings, Inc.(a)
	$2,650,000	5.000	03/01/14	2,771,648
Tesco PLC
EUR	2,650,000	5.875	09/12/16	4,001,976

				40,972,699

Energy — 0.7%
Canadian Natural Resources Ltd.
	$1,100,000	6.750	02/01/39	1,148,794
Transocean, Inc.
	1,716,000	6.800	03/15/38	1,825,666
XTO Energy, Inc.
	3,050,000	5.500	06/15/18	3,056,286

				6,030,746

Financial Companies — 2.1%
American Express Centurion
	3,250,000	5.200	11/26/10	3,308,391

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Financial Companies — (continued)
Capital One Financial Corp.
	$4,540,000	5.700%	09/15/11	$4,570,460
Countrywide Home Loans, Inc.
	950,000	5.625	07/15/09	950,504
GE Capital Euro Funding
EUR	1,100,000	5.250	05/18/15	1,548,309
International Lease Finance Corp.
	$1,000,000	4.950	02/01/11	860,000
Nationwide Building Society
	2,550,000	4.625	09/13/12	3,603,379
SLM Corp.
	$3,475,000	8.450	06/15/18	2,961,969

				17,803,012

Insurance — 2.2%
Allianz Finance II B.V.
EUR	850,000	5.000	03/06/13	1,247,910
American International Group, Inc.(b)
	3,300,000	4.875	03/15/67	879,587
AON Financial Services Luxembourg SA
	1,650,000	6.250	07/01/14	2,337,733
Aviva PLC(b)
	2,250,000	6.875	05/22/38	2,162,141
AXA SA(b)
	880,000	5.777	07/06/49	762,814
	2,500,000	6.211	10/05/49	2,130,928
Endurance Specialty Holdings Ltd.
	$20,000	7.000	07/15/34	13,600
Old Mutual PLC(b)
EUR	250,000	4.500	01/18/17	175,356
Resolution PLC(b)
GBP	1,950,000	6.586	04/25/49	577,465
SL Finance PLC(b)
EUR	1,450,000	6.375	07/12/22	1,527,429
GBP	2,850,000	6.546	01/06/49	2,672,627
EUR	650,000	5.314	01/06/49	455,926
Swiss Re Capital I LP(a)(b)
	$1,400,000	6.854	05/25/49	770,560
ZFS Finance USA Trust I(a)(b)
	950,000	6.150	12/15/65	755,250
ZFS Finance USA Trust II(a)(b)
	514,000	6.450	12/15/65	390,640
ZFS Finance USA Trust IV(a)(b)
	1,050,000	5.875	05/09/32	759,045
ZFS Finance USA Trust V(a)(b)
	1,900,000	6.500	05/09/37	1,377,500

				18,996,511

Metals & Mining — 1.2%
Anglo American Capital PLC(a)
	3,400,000	9.375	04/08/14	3,693,250
ArcelorMittal
EUR	450,000	8.250	06/03/13	656,847

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Metals & Mining — (continued)
	$2,300,000	9.850%	06/01/19	$2,482,188
Glencore Finance Europe SA
EUR	3,250,000	7.125	04/23/15	3,864,018

				10,696,303

Natural Gas — 1.3%
Centrica PLC
	3,950,000	7.125	12/09/13	6,150,249
Energy Transfer Partners LP
	$1,050,000	8.500	04/15/14	1,177,733
	1,150,000	9.000	04/15/19	1,304,230
Enterprise Products Partners LP
	2,300,000	6.500	01/31/19	2,337,497

				10,969,709

Real Estate Investment Trust — 0.3%
Simon Property Group LP
	2,700,000	5.600	09/01/11	2,730,758

Transportation — 0.2%
Atlantia SpA
EUR	500,000	5.625	05/06/16	733,431
Autoroutes du Sud de la France
	900,000	7.375	03/20/19	1,368,632

				2,102,063

TOTAL CORPORATE BONDS				$244,610,463

Foreign Debt Obligations — 1.3%
Supranational — 1.3%
European Investment Bank
EUR	6,750,000	4.250%	10/15/14	$9,967,797
Inter-American Development Bank
	$1,800,000	3.000	04/22/14	1,766,941

TOTAL FOREIGN DEBT OBLIGATIONS				$11,734,738

Asset-Backed Securities — 0.5%
Home Equity — 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
	$3,357,618	1.314%	10/25/37	$2,518,214
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	1,600,000	1.564	10/25/37	452,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	1.764	10/25/37	783,000
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	211,863	7.000	09/25/37	94,949

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
$233,578	7.000%	09/25/37	$77,130

TOTAL ASSET-BACKED SECURITIES			$3,925,293

Mortgage-Backed Obligations — 24.9%
Collateralized Mortgage Obligations — 5.1%
Bear Stearns Alternative-A Trust II Series 2007-1, Class 1A1(b)
$6,498,757	6.094%	09/25/47	$3,247,258
Countrywide Alternative Loan Trust Series 2005-46CB, Class A8
4,230,264	5.500	10/25/35	3,293,188
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1(b)
570,745	4.789	04/20/35	436,899
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1(b)
1,702,998	4.891	08/20/35	956,095
FNMA REMIC Series 2008-56, Class FD(b)
9,974,960	1.254	07/25/48	9,966,932
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A(b)
967,621	4.700	06/25/34	756,788
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(b)
2,156,189	5.944	08/19/36	1,004,732
Harborview Mortgage Loan Trust Series 2007-4, Class 2A1(b)
10,004,666	0.533	07/19/47	4,238,622
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1(b)
436,490	5.222	08/25/35	216,793
Luminent Mortgage Trust Series 2006-5, Class A1A(b)
1,833,889	0.504	07/25/36	760,051
Merrill Lynch Alternative Note Asset Series 2007-AF1, Class AV1(b)
8,285,848	5.557	06/25/37	3,873,634
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1(b)
13,031,482	6.242	11/25/37	6,515,741
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(b)
2,061,819	2.340	01/25/46	927,488
Residential Accredit Loans, Inc. Series 2005-QS13, Class 2A3
2,902,470	5.750	09/25/35	2,141,170
Sequoia Mortgage Trust Series 2004-10, Class A3A(b)
404,562	1.971	11/20/34	259,222
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1(b)
966,382	3.766	05/25/34	771,125
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2(b)
198,772	5.192	09/25/34	128,117
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1(b)
994,017	5.355	11/25/34	669,215
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1(b)
7,375,862	2.840	08/25/47	2,782,613

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A(b)
$1,406,831	2.260%	09/25/46	$508,252
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A(b)
2,147,192	2.040	02/25/47	730,942

			44,184,877

Federal Agencies — 19.5%

Adjustable Rate FHLMC(b) — 1.9%
15,637,135	6.127	09/01/37	16,433,651

Adjustable Rate FNMA(b) — 3.4%
8,597,775	5.819	09/01/37	9,035,725
12,337,079	6.505	09/01/37	12,965,498
7,733,530	5.949	10/01/37	8,127,456

			30,128,679

FHLMC — 1.1%
612,109	4.500	03/01/18	634,846
22,669	4.500	10/01/18	23,511
648,293	4.500	11/01/18	672,375
2,489,627	4.500	01/01/19	2,582,106
25,745	4.500	02/01/19	26,401
22,977	4.500	03/01/19	23,768
38,739	4.500	06/01/19	39,827
141,900	5.500	04/01/37	146,687
96,624	5.500	06/01/37	99,884
26,930	5.500	08/01/37	27,839
107,337	5.500	04/01/38	111,156
1,517,622	5.500	05/01/38	1,571,628
382,361	5.500	08/01/38	395,835
1,094,691	5.000	04/01/39	1,114,832
2,000,000	5.000	06/01/39	2,036,797

			9,507,492

FNMA — 13.1%
8,669	5.000	01/01/17	9,048
15,978	5.000	08/01/17	16,667
389,313	5.000	09/01/17	406,098
47,044	5.000	03/01/18	49,268
9,033	4.500	04/01/18	9,372
80,279	5.000	04/01/18	84,074
11,237	4.500	05/01/18	11,659
209,805	5.000	05/01/18	219,704
105,933	5.000	06/01/18	110,941
140,843	5.000	07/01/18	147,502
216,408	5.000	10/01/18	226,638
92,896	5.000	11/01/18	97,286
834,634	4.500	12/01/18	865,922
365,828	5.000	12/01/18	383,078
104,831	4.500	01/01/19	108,761
65,801	5.000	02/01/19	68,775
11,831	5.000	03/01/19	12,366
141,475	5.000	04/01/19	147,871
339,643	5.000	07/01/19	354,996

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$187,955	5.000%	08/01/19	$196,450
134,180	5.000	09/01/19	140,245
23,459	4.500	10/01/19	24,339
1,080,288	5.000	10/01/19	1,131,358
24,641	5.000	11/01/19	25,755
132,562	5.000	12/01/19	138,586
232,085	5.000	01/01/20	242,932
16,806	4.500	03/01/20	17,436
92,573	5.000	03/01/20	96,463
99,651	5.000	05/01/20	103,838
2,784,318	5.000	05/01/21	2,910,176
61,091	4.500	03/01/23	62,460
198,711	5.500	03/01/33	206,192
597,419	5.000	05/01/33	611,212
159,511	5.500	05/01/33	165,516
19,496	5.000	06/01/33	19,946
26,999	5.500	06/01/33	28,016
32,398	5.000	07/01/33	33,145
49,595	5.000	08/01/33	50,739
26,614	5.000	09/01/33	27,228
83,130	5.000	10/01/33	85,050
54,136	5.000	11/01/33	55,386
40,009	5.000	02/01/34	40,933
17,644	5.500	02/01/34	18,308
42,326	5.000	03/01/34	43,303
29,563	5.000	04/01/34	30,245
1,827,077	5.500	04/01/34	1,897,573
18,191	5.500	05/01/34	18,864
153,132	5.500	06/01/34	158,897
13,072	5.500	10/01/34	13,556
104,406	5.500	12/01/34	108,271
32,882	5.500	04/01/35	34,069
2,286,871	5.000	06/01/35	2,337,879
26,175	5.500	07/01/35	27,120
82,393	5.500	01/01/37	85,225
4,734	5.500	02/01/37	4,897
47,288	5.500	03/01/37	48,883
316,830	5.500	04/01/37	327,994
1,182,500	5.500	05/01/37	1,224,603
846,875	5.500	06/01/37	878,734
29,081	5.500	07/01/37	30,062
3,181	5.500	09/01/37	3,289
32,391,471	6.000	10/01/37	33,883,603
27,958	5.500	01/01/38	28,869
257,936	5.500	02/01/38	266,800
2,078,282	5.500	03/01/38	2,152,907
785,617	5.500	04/01/38	812,883
2,928,827	5.500	05/01/38	3,039,285
3,242,889	5.500	06/01/38	3,362,991
2,906,770	5.500	07/01/38	3,014,649
56,062	6.000	07/01/38	58,590
1,323,063	5.500	08/01/38	1,369,928
613,355	5.500	09/01/38	634,558
492,718	5.500	10/01/38	510,466
212,606	5.500	11/01/38	221,251
395,539	5.500	12/01/38	408,863
746,050	5.500	01/01/39	770,898
18,270	5.500	02/01/39	18,883
41,483	5.500	03/01/39	42,879

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
	$15,498	5.500%	04/01/39	$16,020
	35,134	5.500	05/01/39	36,314
	2,000,000	4.000	TBA-15yr(c)	2,000,000
	3,000,000	4.500	TBA-30yr(c)	2,994,255
	10,000,000	4.500	TBA-15yr(c)	10,200,000
	30,000,000	5.500	TBA-15yr(c)	31,293,750

				114,173,841

TOTAL FEDERAL AGENCIES				$170,243,663

Home Equity(b) — 0.3%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	29,479	0.684	10/25/34	20,091
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	326,044	2.840	09/25/35	153,024
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	4,091,264	0.584	02/25/36	1,738,691
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	1,415,517	0.525	03/20/46	572,999

				2,484,805

TOTAL MORTGAGE-BACKED OBLIGATIONS				$216,913,345

Agency Debentures — 0.7%
FFCB
	$2,200,000	4.250%	04/16/18	$2,199,230
FHLB
	700,000	5.000	11/17/17	744,880
FNMA
	3,100,000	5.000	02/13/17	3,382,444

TOTAL AGENCY DEBENTURES				$6,326,554

Government Guarantee Obligations(d) — 8.3%
Bank Nederlandse Gemeenten NV
EUR	4,925,000	4.125%	6/28/2016	$7,062,164
Caisse d’Amortissement de la Dette Sociale
	4,350,000	2.625	4/25/2012	6,165,114
	$4,800,000	2.250	7/6/2012	4,788,672
Instituto de Credito Oficial
	2,100,000	4.625	10/26/2010	2,183,746
Kommunalkredit Austria AG
EUR	1,550,000	3.125	7/8/2013	2,179,961
Kreditanstalt fuer Wiederaufbau MTN
	6,250,000	4.375	7/4/2018	9,031,631
Landwirtschaftliche Rentenbank
	$8,940,000	5.000	11/8/2016	9,147,229
LeasePlan Corp. NV
EUR	2,750,000	3.250	5/22/2014	3,836,370
OeBB Infrastruktur Bau AG
	$810,000	4.750	10/28/2013	845,899
Oesterreichische Kontrollbank AG
EUR	2,900,000	3.500	4/28/2014	4,070,879
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN
	$760,000	4.625	11/21/2013	787,564
Societe Financement de l’Economie Francaise
EUR	3,650,000	2.125	5/20/2012	5,109,242
Swedbank AB
	$3,025,000	2.900	1/14/2013	3,040,899
EUR	5,100,000	3.375	5/27/2014	7,134,312
Westpac Securities NZ Ltd.(a)
	$6,975,000	2.500	5/25/2012	6,951,888

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$72,335,570

U.S. Treasury Obligations — 1.9%
Sovereign — 1.9%
United States Treasury Bonds
	$1,500,000	7.500%	11/15/24	$2,063,340
	370,000	6.125	11/15/27	455,910
	3,790,000	5.500	08/15/28	4,379,227
United States Treasury Notes
	9,000,000	3.250	05/31/16	9,039,375
United States Treasury Principal-Only STRIPS(e)
	710,000	0.000	05/15/20	449,073

TOTAL U.S. TREASURY OBLIGATIONS				$16,386,925

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.0%
Cross Currency Option
Call CAD 4,744,000
Put EUR 7,448,080	1.570%	07/30/09	$18,368
Currency Option
Put USD 4,795,000
Call EUR 6,808,900	1.420	07/02/09	3,935
Currency Option
Put USD 6,392,000
Call EUR 9,268,400	1.450	07/27/09	35,384

TOTAL OPTIONS PURCHASED			$57,687

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations — 3.1%
JPMorgan Corp.
$14,310,708	0.160%	07/01/09	$14,310,708
Rabobank
12,661,529	0.120	07/01/09	12,661,529

TOTAL SHORT-TERM OBLIGATIONS			$26,972,237

TOTAL INVESTMENTS — 103.0%			$896,546,016

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%			(26,466,091)

NET ASSETS — 100.0%			$870,079,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $28,656,212, which represents approximately 3.3% of net assets as of June 30, 2009.
(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(c) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $46,488,005, which represents approximately 5.3% of net assets as of June 30, 2009.
(d) This debt is guaranteed under the Foreign Government Guaranteed program and is backed by the full faith and credit of the federal government of a foreign country. Total market value of these securities amounts to $72,335,570, which represents approximately 8.3% of net assets as of June 30, 2009.
(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	09/16/09	$5,513,421	$5,551,889	$38,468
Australian Dollar	Sale	09/16/09	786,664	785,983	682
Brazilian Real	Purchase	07/01/09	2,095,089	2,156,966	61,877
Brazilian Real	Sale	07/01/09	2,169,346	2,156,966	12,380
Brazilian Real	Sale	07/06/09	3,323,200	3,300,445	22,755
Brazilian Real	Purchase	07/08/09	1,118,000	1,120,233	2,233
Brazilian Real	Purchase	07/10/09	1,962,860	1,989,222	26,362
Brazilian Real	Purchase	07/27/09	1,112,000	1,115,051	3,051
Brazilian Real	Purchase	07/29/09	660,330	662,285	1,955
Brazilian Real	Purchase	08/03/09	1,126,944	1,169,055	42,111
Brazilian Real	Sale	08/03/09	596,000	593,492	2,508
British Pound	Purchase	07/02/09	20,502,781	21,035,512	532,731
British Pound	Sale	08/07/09	51,871,711	51,407,539	464,172
British Pound	Purchase	09/16/09	10,961,798	11,136,638	174,840
Canadian Dollar	Sale	07/23/09	11,229,756	10,732,369	497,387
Canadian Dollar	Sale	09/16/09	7,413,789	7,161,926	251,863
Chilean Peso	Purchase	07/13/09	1,733,800	1,776,363	42,563
Chilean Peso	Purchase	07/15/09	581,000	592,123	11,123
Colombian Peso	Purchase	07/10/09	527,257	532,478	5,221
Colombian Peso	Sale	07/10/09	542,000	532,478	9,522
Euro	Purchase	07/01/09	2,370,878	2,379,794	8,916
Euro	Sale	07/01/09	6,264,842	6,232,983	31,859
Euro	Purchase	07/31/09	2,290,783	2,303,078	12,295
Euro	Sale	07/31/09	309,090,451	308,307,850	782,601
Euro	Purchase	09/16/09	20,518,565	20,625,813	107,248
Euro	Sale	09/16/09	4,895,225	4,871,447	23,778
Hong Kong Dollar	Sale	07/31/09	4,443,000	4,441,790	1,210
Hungarian Forint	Purchase	09/16/09	3,133,721	3,205,231	71,510
Indian Rupee	Sale	07/02/09	3,262,984	3,261,395	1,589
Indian Rupee	Sale	07/06/09	784,000	774,038	9,962
Indian Rupee	Purchase	07/22/09	399,360	400,999	1,639
Israeli Shekel	Purchase	09/16/09	5,179,830	5,206,370	26,540
Japanese Yen	Purchase	09/16/09	2,848,000	2,872,598	24,598
Japanese Yen	Sale	09/16/09	1,836,000	1,825,486	10,514
Mexican Peso	Purchase	09/17/09	3,088,245	3,135,240	46,995
New Zealand Dollar	Purchase	09/16/09	3,987,021	4,052,544	65,523
Russian Ruble	Purchase	07/15/09	2,314,981	2,339,919	24,938
Singapore Dollar	Purchase	09/16/09	412,088	413,224	1,137
Singapore Dollar	Sale	09/16/09	7,610,095	7,568,444	41,651
South African Rand	Purchase	09/16/09	7,121,294	7,399,023	277,729
South Korean Won	Purchase	07/06/09	1,866,939	1,903,002	36,063
South Korean Won	Sale	07/06/09	1,341,000	1,338,399	2,601
South Korean Won	Sale	07/09/09	2,777,028	2,725,054	51,974
South Korean Won	Sale	07/13/09	768,652	763,513	5,139
Swedish Krona	Sale	07/17/09	4,929,145	4,882,220	46,925
Swedish Krona	Sale	09/16/09	2,267,619	2,254,969	12,650
Swiss Franc	Sale	09/16/09	5,047,000	5,002,527	44,473
Taiwan Dollar	Purchase	07/02/09	1,097,924	1,099,252	1,328
Taiwan Dollar	Purchase	07/27/09	2,280,234	2,289,991	9,757
Taiwan Dollar	Purchase	07/30/09	1,069,808	1,077,197	7,389
Taiwan Dollar	Purchase	08/05/09	1,097,723	1,107,333	9,610
Turkish Lira	Purchase	09/16/09	9,412,922	9,453,072	40,150
Turkish Lira	Sale	09/16/09	2,163,431	2,152,624	10,807
Yuan Renminbi	Purchase	08/04/09	2,301,183	2,302,272	1,089

TOTAL					$4,055,991

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — (continued)

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Purchase	09/16/09	$666,954	$661,796	$(5,158)
Australian Dollar	Sale	09/16/09	6,303,398	6,367,180	(63,782)
Brazilian Real	Purchase	07/01/09	2,274,205	2,261,226	(12,979)
Brazilian Real	Sale	07/01/09	2,226,000	2,261,226	(35,226)
Brazilian Real	Purchase	07/02/09	416,837	416,779	(58)
Brazilian Real	Sale	07/02/09	559,000	566,765	(7,765)
Brazilian Real	Purchase	07/06/09	3,773,815	3,763,165	(10,650)
Brazilian Real	Purchase	07/08/09	560,000	559,834	(166)
Brazilian Real	Purchase	07/09/09	1,151,000	1,127,273	(23,727)
Brazilian Real	Purchase	07/10/09	3,064,725	3,042,637	(22,088)
Brazilian Real	Sale	07/10/09	2,257,000	2,290,924	(33,924)
Brazilian Real	Purchase	07/15/09	1,133,000	1,121,427	(11,573)
Brazilian Real	Sale	07/24/09	1,663,000	1,704,610	(41,610)
Brazilian Real	Purchase	08/03/09	557,000	549,855	(7,145)
British Pound	Purchase	07/02/09	1,644,857	1,640,864	(3,993)
British Pound	Sale	07/02/09	72,207,850	74,085,519	(1,877,669)
British Pound	Purchase	09/16/09	578,789	569,169	(9,620)
British Pound	Sale	09/16/09	9,089,789	9,257,286	(167,497)
Canadian Dollar	Purchase	09/16/09	11,292,011	10,858,126	(433,885)
Chilean Peso	Sale	07/13/09	2,219,709	2,368,173	(148,464)
Chilean Peso	Sale	07/15/09	1,135,099	1,209,664	(74,565)
Danish Krone	Sale	07/10/09	3,049,015	3,078,896	(29,881)
Euro	Purchase	07/01/09	3,259,825	3,256,947	(2,878)
Euro	Purchase	07/02/09	206,024	206,017	(7)
Euro	Sale	07/31/09	2,208,372	2,225,568	(17,196)
Euro	Purchase	09/16/09	12,932,211	12,842,038	(90,173)
Euro	Sale	09/16/09	27,787,951	28,002,754	(214,803)
Hong Kong Dollar	Purchase	07/13/09	5,222,690	5,218,737	(3,953)
Hong Kong Dollar	Sale	07/13/09	5,217,000	5,218,737	(1,737)
Hong Kong Dollar	Purchase	07/31/09	4,442,089	4,441,790	(299)
Indian Rupee	Purchase	07/02/09	3,281,340	3,261,395	(19,945)
Indian Rupee	Purchase	07/06/09	2,347,199	2,309,585	(37,614)
Indian Rupee	Sale	07/06/09	1,508,774	1,535,547	(26,773)
Indian Rupee	Purchase	07/22/09	640,155	638,781	(1,374)
Indonesian Rupiah	Sale	07/23/09	469,117	470,804	(1,687)
Israeli Shekel	Purchase	09/16/09	576,000	571,762	(4,238)
Israeli Shekel	Sale	09/16/09	1,566,209	1,581,507	(15,298)
Japanese Yen	Purchase	07/16/09	10,653,763	10,618,746	(35,017)
Japanese Yen	Sale	07/16/09	128,937,298	132,000,029	(3,062,731)
Japanese Yen	Purchase	09/16/09	2,680,424	2,672,584	(7,840)
Japanese Yen	Sale	09/16/09	3,373,015	3,434,299	(61,284)
Mexican Peso	Purchase	09/17/09	1,084,000	1,082,809	(1,191)
Mexican Peso	Sale	09/17/09	3,887,200	3,959,837	(72,637)
New Zealand Dollar	Sale	09/16/09	2,989,006	3,038,018	(49,012)
Norwegian Krone	Purchase	09/16/09	3,385,626	3,326,147	(59,479)
Philippine Peso	Purchase	07/08/09	1,183,086	1,160,330	(22,756)
Polish Zloty	Sale	07/21/09	2,339,568	2,435,976	(96,409)
Russian Ruble	Sale	07/15/09	2,310,859	2,339,918	(29,059)
Russian Ruble	Sale	07/27/09	2,226,000	2,228,381	(2,381)
Russian Ruble	Sale	07/30/09	2,229,000	2,237,883	(8,883)
Singapore Dollar	Purchase	09/16/09	2,229,000	2,224,734	(4,266)
South African Rand	Sale	09/16/09	16,474,427	17,329,458	(855,031)
South Korean Won	Sale	07/06/09	558,668	564,603	(5,935)
South Korean Won	Purchase	07/09/09	2,570,000	2,507,837	(62,163)
South Korean Won	Purchase	07/13/09	2,240,000	2,226,830	(13,170)
South Korean Won	Sale	07/13/09	1,272,466	1,278,687	(6,221)
Swiss Franc	Purchase	09/16/09	5,094,000	5,053,697	(40,303)
Swiss Franc	Sale	09/16/09	3,956,000	3,974,151	(18,151)
Taiwan Dollar	Purchase	07/02/09	1,117,113	1,099,252	(17,861)
Taiwan Dollar	Sale	07/02/09	2,192,315	2,198,504	(6,189)
Taiwan Dollar	Purchase	07/22/09	2,281,000	2,280,115	(885)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — (continued)

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Taiwan Dollar	Sale	07/22/09	$1,109,000	$1,118,797	$(9,797)
Taiwan Dollar	Sale	07/27/09	1,109,000	1,119,699	(10,699)
Turkish Lira	Purchase	09/16/09	4,146,969	4,127,492	(19,477)
Turkish Lira	Sale	09/16/09	12,351,000	12,508,270	(157,270)
Yuan Renminbi	Purchase	07/31/09	2,306,899	2,300,178	(6,721)

TOTAL					$(8,202,218)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Gain (Purchase/Sale)	Date	Current Value	Current Value	Gain

Australian Dollar/Canadian Dollar	09/16/09	$1,978,743	$2,094,402	$115,659
Australian Dollar/Euro	09/16/09	576,380	582,202	5,822
Australian Dollar/Japanese Yen	09/16/09	3,294,613	3,324,494	29,881
Australian Dollar/Swiss Franc	09/16/09	534,696	535,205	509
British Pound/Euro	09/16/09	2,267,813	2,315,471	47,658
British Pound/Japanese Yen	09/16/09	1,069,688	1,080,764	11,076
Czech Koruna/Euro	09/16/09	1,099,505	1,134,164	34,659
Euro/Australian Dollar	09/16/09	872,827	880,872	8,046
Euro/British Pound	09/16/09	876,179	878,067	1,888
Euro/Canadian Dollar	07/02/09	880,704	883,797	3,093
Euro/Canadian Dollar	09/16/09	549,014	568,078	19,064
Euro/Japanese Yen	09/16/09	9,283,234	9,375,397	92,163
Euro/Norwegian Krone	09/16/09	2,182,931	2,226,026	43,095
Euro/Swedish Krona	09/16/09	1,059,480	1,074,440	14,960
Euro/Swiss Franc	09/16/09	5,365,655	5,418,485	52,830
Hungarian Forint/Euro	09/16/09	547,844	563,727	15,884
Japanese Yen/Australian Dollar	09/16/09	341,314	342,380	1,066
Japanese Yen/Euro	09/16/09	5,276,817	5,337,283	60,466
New Zealand Dollar/Japanese Yen	09/16/09	552,367	556,746	4,379
Polish Zloty/Euro	09/16/09	1,116,589	1,134,218	17,629
Swedish Krona/Euro	09/16/09	2,708,542	2,723,504	14,962
Swedish Krona/Norwegian Krone	09/16/09	1,547,161	1,593,948	46,787
Swiss Franc/Canadian Dollar	09/16/09	965,913	989,046	23,133
Swiss Franc/Euro	07/02/09	3,685,347	3,699,449	14,102
Swiss Franc/Euro	09/16/09	894,899	896,841	1,943

TOTAL				$680,754

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Loss (Purchase/Sale)	Date	Current Value	Current Value	Loss

Australian Dollar/New Zealand Dollar	09/16/09	$655,275	$643,368	$(11,906)
Canadian Dollar/Australian Dollar	09/16/09	561,645	524,319	(37,326)
Canadian Dollar/Euro	09/16/09	1,108,103	1,096,393	(11,710)
Czech Koruna/Euro	09/16/09	554,052	552,884	(1,167)
Euro/Australian Dollar	09/16/09	3,486,471	3,457,563	(28,908)
Euro/British Pound	09/16/09	1,103,483	1,071,634	(31,849)
Euro/Czech Koruna	09/16/09	6,933,964	6,735,806	(198,158)
Euro/Hungarian Forint	09/16/09	2,922,732	2,794,104	(128,628)
Euro/Japanese Yen	09/16/09	5,949,629	5,852,105	(97,524)
Euro/New Zealand Dollar	09/16/09	453,129	450,255	(2,874)
Euro/Polish Zloty	09/16/09	1,740,713	1,716,288	(24,425)
Euro/Swedish Krona	09/16/09	1,823,435	1,789,797	(33,638)
Hungarian Forint/Euro	09/16/09	554,052	552,639	(1,413)
Japanese Yen/Australian Dollar	09/16/09	2,699,773	2,663,523	(36,250)
Japanese Yen/British Pound	09/16/09	1,639,225	1,613,898	(25,327)
Japanese Yen/Euro	09/16/09	9,901,685	9,772,490	(129,195)
Japanese Yen/New Zealand Dollar	09/16/09	549,521	535,765	(13,756)
New Zealand Dollar/British Pound	09/16/09	799,469	794,158	(5,311)
Norwegian Krone/Swedish Krona	09/16/09	586,448	582,514	(3,934)
Swedish Krona/Euro	09/16/09	897,704	891,410	(6,295)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — (continued)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Loss (Purchase/Sale)	Date	Current Value	Current Value	Loss

Swiss Franc/Australian Dollar	09/16/09	$1,346,025	$1,319,990	$(26,035)
Swiss Franc/Euro	07/02/09	3,275,339	3,255,231	(20,108)
Swiss Franc/Euro	09/16/09	3,185,446	3,140,851	(44,595)
Swiss Franc/Japanese Yen	09/16/09	1,720,101	1,676,669	(43,432)

TOTAL				$(963,764)

FORWARD SALES CONTRACT — At June 30, 2009, the Fund had the following forward sales contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA (Proceeds Receivable: $18,767,524)	6.000%	TBA - 30yr(c)	07/13/09	$18,000,000	$18,810,000

FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Australia 3 Year Treasury Bond	(250)	September 2009	$(20,841,412)	$53,253
Australia 10 Year Treasury Bond	20	September 2009	1,672,950	19,235
Eurodollars	13	July 2009	3,230,175	1,015
Eurodollars	13	August 2009	3,229,200	1,280
Eurodollars	15	September 2009	3,724,875	6,713
Eurodollars	419	December 2009	103,802,013	370,240
Eurodollars	83	September 2010	20,351,600	18,467
2 Year German Euro-Schatz	276	September 2009	41,777,410	21,461
5 Year German Euro-Bobl	(316)	September 2009	(51,179,025)	(178,123)
10 Year German Euro-Bund	(32)	September 2009	(5,435,423)	(58,280)
U.K. Life Long Gilt	(100)	September 2009	(19,426,516)	(53,214)
2 Year U.S. Treasury Notes	62	September 2009	13,405,563	55,916
5 Year U.S. Treasury Notes	243	September 2009	27,876,656	135,413
10 Year U.S. Treasury Notes	(77)	September 2009	(8,952,453)	(49,064)
30 Year U.S. Treasury Bonds	40	September 2009	4,734,375	50,879

TOTAL				$395,191

SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Citibank NA	GBP	1,810	(a)	12/16/14	3.500%	6 month BP	$(67,227)	$(28,301)	$(38,926)
		$3,000		12/17/28	5.000	3 month LIBOR	375,579	283,670	91,909
Deutsche Bank Securities, Inc.	EUR	26,210	(a)	12/16/14	6 month EURO	3.000%	222,234	578,044	(355,810)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Royal Bank of Canada	CAD	8,250	(a)	02/12/13	1.965%	6 month CDOR	$(109,046)	$—	$(109,046)
		8,250	(a)	02/16/13	2.030	6 month CDOR	(98,883)	—	(98,883)
		8,250	(a)	02/19/13	2.023	6 month CDOR	(101,216)	—	(101,216)
		8,250	(a)	02/22/13	1.942	6 month CDOR	(119,473)	—	(119,473)
		8,160	(a)	02/25/13	2.067	6 month CDOR	(94,740)	—	(94,740)
		10,120	(a)	02/12/17	6 month CDOR	2.625%	417,970	—	417,970
		10,120	(a)	02/16/17	6 month CDOR	2.672	395,589	—	395,589
		10,180	(a)	02/19/17	6 month CDOR	2.658	409,133	—	409,133
		10,180	(a)	02/22/17	6 month CDOR	2.588	449,412	—	449,412
		10,010	(a)	02/25/17	6 month CDOR	2.765	349,581	—	349,581
		3,870	(a)	02/12/25	3.850	6 month CDOR	(232,675)	—	(232,675)
		3,870	(a)	02/16/25	3.882	6 month CDOR	(222,611)	—	(222,611)
		3,730	(a)	02/19/25	3.846	6 month CDOR	(228,542)	—	(228,542)
		3,730	(a)	02/22/25	3.786	6 month CDOR	(251,407)	—	(251,407)
		3,690	(a)	02/25/25	3.970	6 month CDOR	(183,793)	—	(183,793)
UBS AG (London)	JPY	1,284,000	(a)	12/16/14	1.000	6 month JYOR	18,037	(25,773)	43,810
		$3,000		12/17/28	3 month LIBOR	5.000	(375,580)	10,057	(385,637)

TOTAL							$552,342	$817,697	$(265,355)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2009.
CREDIT DEFAULT SWAP CONTRACTS

							Upfront
		Notional		Rates paid			Payments
	Referenced	Amount		by	Termination		made (received)	Unrealized
Swap Counterparty	Obligation	(000s)		Fund	Date	Market Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America NA	iTraxx Europe Index		$13,200	(1.850)%	06/20/14	$(623,158)	$(590,960)	$(32,198)
Barclays Bank PLC	Peugeot SA
	5.88%, 09/24/11	EUR	1,900	(3.380)	06/20/14	65,412	—	65,412
	Renault
	3.47%, 08/04/14		1,900	(3.430)	06/20/14	97,040	—	97,040
Deutsche Bank Securities, Inc.	iTraxx Europe Index		19,300	(1.650)	06/20/13	(387,353)	(674,757)	287,404
	iTraxx Europe Index		12,700	(1.850)	06/20/14	(599,537)	(390,802)	(208,735)
Morgan Stanley Capital
Services, Inc.	CDX North America
	Investment Grade Index		$19,200	(1.500)	12/20/13	136,375	996,505	(860,130)
	iTraxx Europe Index	EUR	22,000	(1.850)	06/20/14	(1,038,569)	(677,926)	(360,643)
UBS AG (London)	iTraxx Europe Index		10,400	(1.850)	06/20/14	(490,960)	(295,383)	(195,577)

TOTAL						$(2,840,750)	$(1,633,323)	$(1,207,427)

TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$927,448,712

Gross unrealized gain	43,812,844
Gross unrealized loss	(74,715,540)

Net unrealized security loss	$(30,902,696)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management L.P. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Core Fixed Income

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$38,707,531	$24,791,829	$—
Municipal Securities	—	54,068	—
Corporate Bonds	—	281,082,266	—
Foreign Debt Obligations	—	162,545,950	—
Mortgage-Backed Obligations	—	798,923,037	—
Asset-Backed Securities	—	31,481,758	—
Short-term Investments	—	95,400,000	—
Derivatives	2,658,541	14,610,661	—

Total	$41,366,072	$1,408,889,569	$—

Liabilities
Derivatives	$(668,116)	$(15,529,800)	$—

Core Plus Fixed Income

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$3,229,123	$8,192,818	$—
Municipal Securities	—	52,383	—
Corporate Bonds	—	25,334,563	—
Foreign Debt Obligations	—	10,707,471	—
Mortgage-Backed Obligations	—	61,405,991	—
Asset-Backed Securities	—	851,503	—
Short-term Investments	—	3,500,000	—
Derivatives	302,786	221,823	—

Total	$3,531,909	$110,266,552	$—

Liabilities

Derivatives	$(274,225)	$(1,214,793)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Global Income

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$16,386,925	$6,326,554	$—
Corporate Bonds	—	244,610,463	—
Foreign Debt Obligations	285,413,947	95,939,565	—
Mortgage-Backed Obligations	—	216,913,345	—
Asset-Backed Securities	—	3,925,293	—
Short-term Investments	—	26,972,237	—
Derivatives	733,872	7,730,794	—

Total	$302,534,744	$602,418,251	$—

Liabilities
Fixed Income — Forward Sales
Mortgage-Backed Obligations	$—	$(18,810,000)	$—
Derivatives	(338,681)	(14,390,752)	—

Total	$(338,681)	$(33,200,752)	$—

Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are “marked-to-market” daily at the applicable forward rate and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options — The Funds may write and/or purchase call and put options on futures, currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk, and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash to collateralize these contracts. This cash collateral is recorded as assets/liabilities on the Funds’ books.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, which are recorded as a realized gain or loss ratably beginning on the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains or losses on the Statements of Operations. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a trustworthy and transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     Credit default swaps meet the definition of a credit derivative as defined by the Financial Accounting Standards Board (“FASB”) Staff Position No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
On June 30, 2009, the Funds adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts by certain risk types as of June 30, 2009. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Core Fixed Income	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$16,075,662	1,743	$(15,422,680)		1,525

Credit	667,671	3	—		—

Currencies	525,869	31	(775,236)		26

Derivative contracts, at value	$17,269,202	1,777	$(16,197,916	)(a)	1,551

Core Plus Fixed Income	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$419,720	284	$(308,120)		147

Credit	63,955	2	(1,113,535)		4

Currencies	40,934	28	(67,363)		33

Derivative contracts, at value	$524,609	314	$(1,489,018	)(a)	184

Global Income	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$3,371,407	1,442	$(2,423,874)		537

Credit	298,827	3	(3,139,577)		5

Currencies	4,794,432	235	(9,165,982)		268

Derivative contracts, at value	$8,464,666	1,680	$(14,729,433	)(a)	810

(a) Amounts include $14,754,564, $1,147,430 and $5,224,770 for Core Fixed Income, Core Plus Fixed Income and Global Income Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. The effect of changes in foreign currency exchange rates on fixed income securities are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized and unrealized gain (loss) on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. currency symbols utilized throughout the report are defined as follows:

AUD = Australian Dollar	GBP = British Pound
CAD = Canadian Dollar	JPY = Japanese Yen
DEM = German Mark	KRW = South Korean Won
DKK = Danish Krone	PLN = Polish Zloty
EUR = Euro	SEK = Swedish Krona

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s, typically monthly, are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Core Fixed Income	$95,400,000

Core Plus Fixed Income	3,500,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	0.02%	07/01/09	$1,500,000,833

Banc of America Securities LLC	2,000,000,000	0.10	07/01/09	2,000,005,556

Barclays Capital, Inc.	1,650,000,000	0.01	07/01/09	1,650,000,458

Barclays Capital, Inc.	1,650,000,000	0.10	07/01/09	1,650,004,583

Citigroup Global Markets, Inc.	2,500,000,000	0.10	07/01/09	2,500,006,945

Credit Suisse Securities (USA) LLC	2,000,000,000	0.02	07/01/09	2,000,001,111

Credit Suisse Securities (USA) LLC	1,950,000,000	0.11	07/01/09	1,950,005,958

Deutsche Bank Securities, Inc.	1,250,000,000	0.09	07/01/09	1,250,003,125

JPMorgan Securities	1,762,300,000	0.01	07/01/09	1,762,300,490

JPMorgan Securities	2,950,000,000	0.09	07/01/09	2,950,007,375

Merrill Lynch & Co., Inc.	1,000,000,000	0.07	07/01/09	1,000,001,944

Morgan Stanley & Co.	1,350,000,000	0.07	07/01/09	1,350,002,625

RBS Securities, Inc.	500,000,000	0.12	07/01/09	500,001,667

UBS Securities LLC	1,125,000,000	0.11	07/01/09	1,125,003,438

Wachovia Capital Markets	550,000,000	0.12	07/01/09	550,001,833

TOTAL				$23,737,347,941

At June 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.875% to 5.770%, due 10/07/13 to 08/03/37; Federal Home Loan Bank, 5.250% to 7.125%, due 02/12/16 to 02/15/30; Federal Home Loan Mortgage Corp., 4.000% to 9.000%, due 05/01/10 to 07/01/39; Federal National Mortgage Association, 3.500% to 16.000%, due 07/01/09 to 06/01/49; Federal National Mortgage Association Interest-Only Stripped Security, 0.000%, due 05/15/20; Government National Mortgage Association, 3.500% to 7.000%, due 04/15/27 to 05/15/49; U.S. Treasury Bills, 0.000%, due 10/08/09; U.S. Treasury Inflation Protected Securities, 1.250% to 4.250%, due 01/15/10 to 04/15/29; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/15/09 to 04/15/29, U.S. Treasury Notes, 0.875% to 7.250%, due 09/30/09 to 02/15/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/09 to 04/15/29. The aggregate market value of the collateral, including accrued interest, was $24,304,574,925.
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	August 28, 2009

* Print the name and title of each signing officer under his or her signature.